TRANSAMERICA LIBERTYSM NY VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA BNY
By
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.
The policy is no longer available for purchase by new policyowners.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica LibertySM NY Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2016. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus Date: May 1, 2016
Statement of Additional Information Date: May 1, 2016

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

TABLE OF CONTENTS continued
APPENDIX
PAM METHOD TRANSFERS	102
APPENDIX
Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders	104
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider	108
APPENDIX
RIDER GRID VARIATIONS	109
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Administrative Office—Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 8% of premium payments surrendered within four years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.65% if you choose the Return of Premium Death Benefit
•	1.85% if you choose the Annual Step-Up Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Retirement Income Max® Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.
If you elect the Retirement Income Choice® 1.6 Rider, there is a rider fee during the accumulation phase of 0.70% to 1.45% (on an annual basis) of the withdrawal base (0.70% to 1.55% for riders issued prior to May 1, 2014), which is charged quarterly, depending on what designated investment options you choose. There are additional optional rider benefits that each have an annual fee charged quarterly during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges. You may have to pay income tax and a tax penalty on any money you take out.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:
•	Annual Step-Up Death Benefit
Charges are lower if you do not choose an optional guaranteed minimum death benefit.
After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	You may generally make transfers and/or change the allocation of additional premium payments by electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® Rider.” If you elect the Retirement Income Max® Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 Rider.” If you elect the Retirement Income Choice® 1.6 Rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2015) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Financial Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8%
Transfer Fee	$0-$10
Special Service Fee	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge	$0-$30 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.50%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.65%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.15%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued on or after December 12, 2011)
Base Benefit	2.00%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%

	Maximum	Current
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.6 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.60%	1.85%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.6 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.70%	1.95%

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
5 for LifeSM Rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

	Single	Joint
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life Rider:
Growth Benefit	0.25%	—
Death Benefit	0.25%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.65%	1.55%

	Maximum	Current
Retirement Income Choice® Rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.25%	0.25%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.35%	1.60%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.25%	0.25%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.65%	1.90%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.20%	0.20%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.60%	1.85%

	Maximum	Current
Retirement Income Choice® 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	2.70%	1.95%
Retirement Income Choice® 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.70%	1.95%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2015 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	1.44%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, and Retirement Income Choice® 1.6 Rider – Single Life Option with additional Death Benefit (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
1 Year	$1,274
3 Years	$2,316
5 Years	$2,855
10 Years	$5,941

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 554
3 Years	$1,686
5 Years	$2,855
10 Years	$5,941
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Retirement Income Choice® 1.6 Rider - Single Life Option with additional Death Benefit (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
1 Year	$1,264
3 Years	$2,286
5 Years	$2,804
10 Years	$5,834
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 544
3 Years	$1,656
5 Years	$2,804
10 Years	$5,834
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%) and the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Maximum Total Retirement Income Max® Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Retirement Income Choice® 1.6 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® 1.6 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice® 1.6 Rider with the following option - Death Benefit. The charge for this option is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.6 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.6 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) plus the Death Benefit (Single Life Option).
Current Total Retirement Income Choice® 1.6 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) plus the Death Benefit (Single Life Option).
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
5 for LifeSM Rider, 5 for LifeSM with Growth Rider and Income SelectSM for Life Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.

Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option and Joint Life Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Base Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider or Retirement Income Choice® 1.2 Rider with the following option - Death Benefit. The charge for this option is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) and the Death Benefit (Single Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) and the Death Benefit (Single Life Option).
Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
Expense Examples: The Example does not reflect special service fees or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY POLICY
This prospectus describes the Transamerica LibertySM NY Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.
An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Financial Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
INVESTMENT OPTIONS
The Transamerica LibertySM NY Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with these riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
The following schedule shows the surrender charges that apply during the four years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.

During the accumulation phase:
•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.50%.
•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.70%.
During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
Living Benefits Rider
If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Retirement Income Max® Rider Fees
If you elect the Retirement Income Max® rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Retirement Income Choice® 1.6 Rider Fees
If you elect the Retirement Income Choice® 1.6 rider, then the rider fee, which is charged quarterly before annuitization, is 1.45%, 1.10% and 0.70% (on an annual basis) of the withdrawal base (1.55%, 1.10% and 0.70% for riders issued prior to May 1, 2014) for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice® 1.6 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:
Options	Single Life Option	Joint Life Option
Death Benefit	0.40%	0.35%
We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee percentage may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS ® VARIABLE INSURANCE TRUST	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2015 we received $13,893,152.71 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates.

These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2015, TCI and its affiliates received payments that totaled approximately $1,102,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • American Century Investment Management, Inc.• AQR Capital Management, LLC• Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Capital Research and Management CompanySM • Fidelity Management & Research Company • Franklin Templeton Service, LLC • Janus Capital Management LLC • Jennison Associates LLC • JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Logan Circle Investment Partners • MainStay Capital Management LLC • MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • RS Investments • Schroder Investment Management • Systematic Financial Management • The Vanguard Group, Inc. • Thompson Siegel & Walmsley, LLC • Torray, LLC • Wadell & Reed Companies • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.
Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.

•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.

Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The following generally applies to policies issued on or after the date of this prospectus.
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.

Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, where the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2016, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,450,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.

ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
If you request an additional surrender that exceeds the surrender charge free amount while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. If the request does not exceed the surrender charge free amount, future systematic payment will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Nursing Care and Terminal Condition Withdrawal Option
No surrender charges, will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Electronic Transactions
Currently, certain transactions may be made using electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the electronic devices may not always be available. Any electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your electronic transaction privileges at any time without revoking all owners' privileges. We may deny electronic transaction privileges to market timers or disruptive traders.

Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	5 for LifeSM Rider
•	5 for LifeSM with Growth Rider
•	Income SelectSM for Life Rider
•	Retirement Income Choice® Rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit Rider
•	Retirement Income Choice® 1.4 Rider
•	Retirement Income Choice® 1.2 Rider
See Rider Grid for additional information on each of these riders.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charge adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax advisor before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion . Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See - Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period during which such withdrawal percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is at least age 56 and not yet age 86 for Single Life and at least age 65 but not yet age 86 for Joint Life (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement attached to your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Surrenders – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:

•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the withdrawal percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).

Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the growth percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 333-187916).
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 - Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit; and
•	Joint Life.
There is an additional fee if you elect the Death Benefit option under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit option, then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.

Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value . After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements).
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant’s spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Transamerica Financial Life Insurance Company
Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in all states and the District of Columbia.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York State Insurance Department as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the

SEC's website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment options, making surrenders (full or partial), and making changes of ownership of your policy.

Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms that have selling agreements with us and TCI were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 5.50% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives that may be based, in part on premiums paid after the initial premium. These arrangements are described further below.
The sales representative who sold you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2015, TCI had paid such fees to at least 64 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Comprehensive Asset Management and Servicing, Inc.• Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation •  Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Financial Services, Inc. • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial

For the calendar year ended December 31, 2015 TCI paid approximately $27,600,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Financial Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC. (3)
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective:Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Government Money Market - Service Class(2)(3)	Transamerica Aegon Government Money Market VP – Service Class(2)(3)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of capital.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 50 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with the preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class(4)	Transamerica Janus Mid-Cap Growth VP – Service Class(4)	Janus Capital Management LLC(4)
Investment Objective: Capital appreciation.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: Seeks long-term capital appreciation.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective May 1, 2016, Transamerica Aegon Money Market VP was renamed Transamerica Aegon Government Money Market VP.
(4)	Effective May 1, 2016, Transamerica Morgan Stanley Mid-Cap Growth VP subadvised by Morgan Stanley Investment Management Inc. was renamed Janus Mid-Cap Growth VP and is subadvised by Janus Capital Management.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in these subaccounts on December 9, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 9, 2011, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Franchise Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
AB VARIABLE PRODUCTS SERIES FUND, INC. (1)
AB Large Cap Growth Portfolio – Class B(2)	AB Large Cap Growth Portfolio – Class B(2)	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Reasonable income with a potential for capital appreciation.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation with income as secondary goal.
JANUS ASPEN SERIES
Janus Aspen – Enterprise Portfolio – Service Shares	Janus Aspen – Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Aspen – Global Research Portfolio – Service Shares	Janus Aspen – Global Research Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Total return.
(1)	Effective May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. will be renamed AB Variable Products Series Fund, Inc.
(2)	Effective May 1, 2015, AllianceBernstein Large Cap Growth Portfolio will be renamed AB Large Cap Growth Portfolio.
\Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: Maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Capital appreciation.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	√	√	√			√
Fidelity VIP Balanced Portfolio - Service Class 2
GE Investments Total Return Fund - Class 3
TA AB Dynamic Allocation - Service Class	√					√
TA Aegon Government Money Market - Service Class	√	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√			√
TA Asset Allocation - Conservative - Service Class(1)	√	√	√			√
TA Asset Allocation - Moderate - Service Class(1)	√	√			√
TA Asset Allocation - Moderate Growth - Service Class(1)				√
TA BlackRock Equity Smart Beta 100
TA BlackRock Global Allocation - Service Class				√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)				√
TA BlackRock Smart Beta 50				√
TA BlackRock Smart Beta 75
TA BlackRock Tactical Allocation - Service Class(1)					√
TA International Moderate Growth - Service Class(1)				√
TA JPMorgan Core Bond - Service Class	√	√	√			√
TA JPMorgan Tactical Allocation - Service Class	√	√	√			√
TA Janus Balanced - Service Class				√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)				√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(1)				√
TA Market Participation Strategy - Service Class	√	√			√
TA Multi-Managed Balanced - Service Class				√
TA PIMCO Tactical - Balanced - Service Class(1)		√			√
TA PIMCO Tactical - Conservative - Service Class(1)		√	√			√
TA PIMCO Tactical - Growth - Service Class(1)				√
TA PIMCO Total Return - Service Class	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√			√

Designated Investment Options — (Continued)
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√			√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)				√
Fixed Account	√	√	√			√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2015. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.684242 $1.604688 $1.408399 $1.267844 $1.334562 $1.234764 $1.012506 $1.000000	$1.671756 $1.684242 $1.604688 $1.408399 $1.267844 $1.334562 $1.234764 $1.012506	329,857.594 341,817.524 331,897.011 361,683.440 261,376.231 105,618.761 27,766.779 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.443466 $1.345202 $1.017951 $0.884374 $0.849153 $0.766719 $0.648864 $1.000000	$1.437467 $1.443466 $1.345202 $1.017951 $0.884374 $0.849153 $0.766719 $0.648864	226,063.185 229,724.987 225,487.026 163,472.029 132,818.515 14,939.804 5,995.495 0.000
AB Large Cap Growth Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.605612 $1.436512 $1.067949 $0.932118 $0.986356 $0.914663 $0.679461 $1.000000	$1.747576 $1.605612 $1.436512 $1.067949 $0.932118 $0.986356 $0.914663 $0.679461	12,504.991 23,281.733 82,871.285 89,141.720 97,415.734 94,511.078 14,441.083 14,471.332
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.563990 $1.515831 $1.251855 $1.100704 $1.109924 $1.007757 $0.989772	$1.552490 $1.563990 $1.515831 $1.251855 $1.100704 $1.109924 $1.007757	1,849,639.660 1,861,846.612 873,446.749 789,805.899 590,106.167 532,471.262 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.094921 $1.062391 $1.109181 $1.075369 $1.035242 $0.993473 $1.000893	$1.074812 $1.094921 $1.062391 $1.109181 $1.075369 $1.035242 $0.993473	449,565.607 515,390.929 480,415.586 443,029.453 215,490.343 18,002.949 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.704342 $1.604463 $1.259737 $1.091648 $1.164887 $1.002616 $0.986475	$1.782896 $1.704342 $1.604463 $1.259737 $1.091648 $1.164887 $1.002616	1,667,775.372 1,702,861.254 793,969.648 633,100.261 691,293.014 410,697.746 404,788.135

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.720159 $1.588241 $1.215261 $1.056766 $1.099564 $1.008005 $0.986796	$1.708446 $1.720159 $1.588241 $1.215261 $1.056766 $1.099564 $1.008005	641,680.791 646,710.625 578,808.861 535,738.161 63,010.716 21,976.086 0.000
American Funds - International FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.134980 $1.190996 $1.000207 $0.866634 $1.028927 $0.980131 $0.982906	$1.060794 $1.134980 $1.190996 $1.000207 $0.866634 $1.028927 $0.980131	510,570.978 531,101.154 556,487.130 231,594.421 148,020.749 66,855.458 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.404187 $1.299933 $1.109951 $0.984660 $1.042736 $0.901874 $0.664068 $1.000000	$1.383644 $1.404187 $1.299933 $1.109951 $0.984660 $1.042736 $0.901874 $0.664068	1,261,022.897 1,232,404.429 1,182,703.741 1,564,069.451 1,275,579.164 319,030.033 253,945.587 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.500276 $1.368536 $1.064384 $0.933500 $0.977967 $0.851856 $0.640460 $1.000000	$1.479139 $1.500276 $1.368536 $1.064384 $0.933500 $0.977967 $0.851856 $0.640460	730,989.750 717,202.585 723,674.585 500,202.564 463,202.865 72,670.916 26,365.285 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.388678 $1.303810 $1.038837 $0.903977 $0.914681 $0.810662 $0.635692 $1.000000	$1.305658 $1.388678 $1.303810 $1.038837 $0.903977 $0.914681 $0.810662 $0.635692	54,808.808 55,536.649 56,448.567 88,521.711 104,790.471 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.454275 $1.334235 $0.999194 $0.889645 $0.906359 $0.745285 $0.593199 $1.000000	$1.526451 $1.454275 $1.334235 $0.999194 $0.889645 $0.906359 $0.745285 $0.593199	47,076.392 60,293.680 67,284.400 71,670.890 115,006.862 51,087.864 7,922.045 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.588023 $1.525405 $1.143456 $1.016663 $1.161485 $0.920074 $0.670542 $1.000000	$1.533780 $1.588023 $1.525405 $1.143456 $1.016663 $1.161485 $0.920074 $0.670542	327,707.957 374,706.062 366,353.924 247,155.838 161,197.874 33,933.412 1,217.119 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.591770 $1.522084 $1.190793 $0.954573 $1.068798 $0.861623 $0.558417 $1.000000	$1.512990 $1.591770 $1.522084 $1.190793 $0.954573 $1.068798 $0.861623 $0.558417	199,891.229 224,388.146 282,820.688 172,276.119 176,821.001 43,336.099 2,204.620 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.813623 $1.800367 $1.484760 $1.315087 $1.364151 $1.262175 $0.989834 $1.000000	$1.667103 $1.813623 $1.800367 $1.484760 $1.315087 $1.364151 $1.262175 $0.989834	222,474.856 243,539.721 305,913.440 344,992.166 147,418.379 83,182.907 14,557.594 0.000
Franklin Income VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.370579 $1.334345 $1.192751 $1.078478 $1.072808 $0.969753 $0.728407 $1.000000	$1.250750 $1.370579 $1.334345 $1.192751 $1.078478 $1.072808 $0.969753 $0.728407	505,706.359 532,099.160 548,321.907 563,988.628 579,207.647 268,248.953 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.328589 $1.263199 $1.003075 $0.894331 $0.920438 $0.843067 $0.681225 $1.000000	$1.240060 $1.328589 $1.263199 $1.003075 $0.894331 $0.920438 $0.843067 $0.681225	92,583.613 94,759.955 96,865.502 99,050.212 266,288.756 32,425.737 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.299032 $1.261659 $1.123081 $1.021117 $1.075335 $1.003397 $0.988804	$1.255838 $1.299032 $1.261659 $1.123081 $1.021117 $1.075335 $1.003397	124,122.318 126,682.512 140,590.074 174,404.385 88,339.456 16,509.579 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2015 2014 2013 2012	$1.401063 $1.319222 $0.961131 $1.000000	$1.440954 $1.401063 $1.319222 $0.961131	37,664.071 38,186.977 38,939.245 39,601.122
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.207337 $1.155860 $0.883339 $0.764749 $0.806245 $0.767822 $0.529332 $1.000000	$1.059095 $1.207337 $1.155860 $0.883339 $0.764749 $0.806245 $0.767822 $0.529332	73,777.549 74,501.329 75,446.954 76,317.694 258,194.335 10,180.240 4,826.095 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.757866 $1.595119 $1.230406 $1.071294 $1.109404 $0.900194 $0.634742 $1.000000	$1.790954 $1.757866 $1.595119 $1.230406 $1.071294 $1.109404 $0.900194 $0.634742	17,714.355 18,124.136 18,526.332 19,290.070 73,500.649 1,062.459 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.235458 $1.174010 $0.933590 $0.793380 $0.939457 $0.828283 $0.613959 $1.000000	$1.182289 $1.235458 $1.174010 $0.933590 $0.793380 $0.939457 $0.828283 $0.613959	73,350.535 74,387.076 75,371.572 94,323.218 270,807.301 28,580.120 7,654.377 0.000
MFS ® New Discovery Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.917561 $2.111279 $1.522688 $1.282905 $1.459792 $1.093694 $0.683716 $1.000000	$1.842333 $1.917561 $2.111279 $1.522688 $1.282905 $1.459792 $1.093694 $0.683716	102,325.612 113,096.177 142,422.984 149,321.543 158,771.033 52,804.858 6,864.678 0.000
MFS ® Total Return Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.350840 $1.271144 $1.090345 $1.001154 $1.003730 $0.932473 $0.806742 $1.000000	$1.318618 $1.350840 $1.271144 $1.090345 $1.001154 $1.003730 $0.932473 $0.806742	83,572.000 84,749.097 86,091.940 103,969.058 322,185.064 65,034.845 5,939.828 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.011899 $1.159717 $0.960530 $0.827515 $0.943095 $0.886044 $0.658517 $1.000000	$0.929007 $1.011899 $1.159717 $0.960530 $0.827515 $0.943095 $0.886044 $0.658517	243,593.719 252,277.801 259,956.691 291,382.435 304,787.772 28,980.035 3,159.797 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.062859 $1.027492 $0.979079 $0.942654 $0.944319 $0.881152 $0.684218 $1.000000	$1.039173 $1.062859 $1.027492 $0.979079 $0.942654 $0.944319 $0.881152 $0.684218	1,139,335.932 1,064,817.705 1,174,928.505 1,063,024.021 860,732.020 118,071.359 5,965.822 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.498539 $1.473157 $1.411126 $1.227463 $1.195869 $1.085851 $0.753059 $1.000000	$1.408060 $1.498539 $1.473157 $1.411126 $1.227463 $1.195869 $1.085851 $0.753059	330,214.932 314,518.955 312,224.043 310,124.237 297,325.117 68,364.454 53,263.562 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date November 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.954948 $0.972561 $0.990495 $1.008860 $1.027423 $1.046386 $1.065635 $1.062426 $1.032942 $1.006977	$0.937654 $0.954948 $0.972561 $0.990495 $1.008860 $1.027423 $1.046386 $1.065635 $1.062426 $1.032942	217,574.082 242,210.741 328,496.915 1,369,481.974 2,579,260.605 627,797.435 511,799.040 366,210.346 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288 $1.000000	$1.126462 $1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288	431,559.822 463,385.715 545,402.650 1,098,559.312 1,161,538.858 1,063,020.381 243,187.371 12,572.024
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288 $1.000000	$1.126462 $1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288	2,000,332.155 1,824,756.548 2,030,618.590 8,699.332 8,765.784 6,578.134 6,891.253 7,030.574
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999498	$9.502299	6,786.661
TA Asset Allocation - Conservative - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.377823 $1.376491 $1.285126 $1.221160 $1.215054 $1.138407 $0.928285 $1.202992 $1.154410 $1.077220	$1.323785 $1.377823 $1.376491 $1.285126 $1.221160 $1.215054 $1.138407 $0.928285 $1.202992 $1.154410	2,424,756.776 2,519,130.537 3,290,701.188 3,945,151.802 3,267,356.838 1,595,462.698 1,382,410.883 1,693,799.711 1,098,141.414 1,050,707.773
TA Asset Allocation - Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.216220 $1.209260 $0.974477 $0.883164 $0.953791 $0.847313 $0.666176 $1.000000	$1.168850 $1.216220 $1.209260 $0.974477 $0.883164 $0.953791 $0.847313 $0.666176	516,317.227 645,111.438 688,379.303 523,600.362 382,609.457 58,176.903 47,075.089 27,503.401
TA Asset Allocation - Moderate - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.477370 $1.466436 $1.319011 $1.231357 $1.250439 $1.156343 $0.933246 $1.287953 $1.217724 $1.115143	$1.414613 $1.477370 $1.466436 $1.319011 $1.231357 $1.250439 $1.156343 $0.933246 $1.287953 $1.217724	6,383,827.140 7,431,826.505 8,078,271.471 6,093,970.740 3,838,092.987 2,374,643.372 1,396,389.076 958,046.663 817,471.476 701,620.351
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.521542 $1.512668 $1.294200 $1.194376 $1.244756 $1.127877 $0.898363 $1.364177 $1.291911 $1.158857	$1.456268 $1.521542 $1.512668 $1.294200 $1.194376 $1.244756 $1.127877 $0.898363 $1.364177 $1.291911	9,950,967.578 10,384,277.252 11,188,808.990 10,754,302.223 9,694,784.974 10,306,247.595 9,368,052.034 7,864,970.455 4,657,778.127 1,877,328.306

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.359196 $1.236726 $0.969476 $0.885892 $0.880613 $0.814239 $0.729294 $1.000000	$1.283368 $1.359196 $1.236726 $0.969476 $0.885892 $0.880613 $0.814239 $0.729294	377,998.633 369,817.446 325,432.390 331,851.125 107,692.820 38,087.295 7,047.767 7,060.591
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.473501 $1.476298 $1.315261 $1.219381 $1.292577 $1.200425 $1.000000	$1.428977 $1.473501 $1.476298 $1.315261 $1.219381 $1.292577 $1.200425	1,588,407.287 1,768,400.296 1,951,945.377 1,798,422.892 1,666,535.890 1,038,113.167 212,505.652
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.229709	$9.390223	2,209.143
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.219797	$9.194369	5,280.264
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.646557 $1.596096 $1.446990 $1.339734 $1.315228 $1.204175 $1.000000	$1.614628 $1.646557 $1.596096 $1.446990 $1.339734 $1.315228 $1.204175	2,846,272.313 3,276,472.696 3,339,950.239 2,663,609.293 1,193,381.736 779,745.441 128,537.172
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.196475 $1.075615 $1.056340 $0.860931 $0.932888 $0.824058 $0.631030 $1.000000	$1.164495 $1.196475 $1.075615 $1.056340 $0.860931 $0.932888 $0.824058 $0.631030	347,220.413 465,731.164 348,954.890 318,456.752 123,565.043 56,510.631 19,456.323 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.015093 $1.042092 $0.943729 $0.854595 $0.941300 $0.869641 $0.684863 $1.095389 $1.028417 $1.000000	$0.977859 $1.015093 $1.042092 $0.943729 $0.854595 $0.941300 $0.869641 $0.684863 $1.095389 $1.028417	2,888,071.891 3,497,229.530 3,750,760.282 2,932,087.486 2,301,383.626 2,153,213.758 1,803,833.525 946,934.262 337,924.638 48,324.972
TA Janus Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.193667 $1.127483 $0.964835 $0.873576 $0.997558 $0.985441 $0.986565	$1.173415 $1.193667 $1.127483 $0.964835 $0.873576 $0.997558 $0.985441	1,564,179.526 1,405,873.130 1,131,437.876 487,259.019 110,731.844 26,308.037 2,821.958
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.639143 $1.673845 $1.227999 $1.149924 $1.258194 $0.959324 $0.610219 $1.000000	$1.524659 $1.639143 $1.673845 $1.227999 $1.149924 $1.258194 $0.959324 $0.610219	120,237.324 138,834.276 142,855.029 154,022.290 269,318.805 31,788.357 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.701897 $1.578829 $1.171186 $1.033678 $1.060942 $0.965008 $0.698605 $1.000000	$1.856656 $1.701897 $1.578829 $1.171186 $1.033678 $1.060942 $0.965008 $0.698605	109,156.723 110,708.577 101,367.981 82,462.692 90,009.826 19,927.648 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.062178 $1.029309 $1.071166 $1.041565 $1.000000	$1.046379 $1.062178 $1.029309 $1.071166 $1.041565	638,906.142 662,195.828 674,503.392 732,806.585 259,630.420
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.610391 $1.439150 $1.109295 $0.973280 $0.986582 $0.874872 $0.689051 $1.000000	$1.575538 $1.610391 $1.439150 $1.109295 $0.973280 $0.986582 $0.874872 $0.689051	85,949.960 150,425.915 56,086.349 70,325.660 25,820.228 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.132600 $1.888952 $1.463400 $1.239745 $1.241163 $1.029234 $0.985149	$2.032328 $2.132600 $1.888952 $1.463400 $1.239745 $1.241163 $1.029234	181,334.259 246,799.167 250,992.517 166,893.132 94,266.940 50,699.936 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.130010 $1.082905 $1.047517 $0.992849 $1.000000	$1.105028 $1.130010 $1.082905 $1.047517 $0.992849	2,330,324.453 2,454,429.018 2,635,367.710 2,292,519.849 454,532.831
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.151347 $1.080957 $1.006593 $1.000000	$1.106955 $1.151347 $1.080957 $1.006593	807,563.852 837,370.995 894,706.760 282,353.514
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.207596 $1.136951 $1.001649 $1.000000	$1.150693 $1.207596 $1.136951 $1.001649	1,718,504.300 1,025,093.983 493,215.911 62,353.520
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.208075 $1.176881 $1.075684 $1.010803 $1.014580 $0.933525 $0.815922 $1.000000	$1.165141 $1.208075 $1.176881 $1.075684 $1.010803 $1.014580 $0.933525 $0.815922	5,378,227.230 5,845,161.011 5,687,163.561 3,940,247.238 2,489,027.467 260,714.124 27,599.503 26,990.850
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.239422 $1.199485 $1.136766 $1.086035 $1.072050 $0.997845 $0.999950	$1.208532 $1.239422 $1.199485 $1.136766 $1.086035 $1.072050 $0.997845	2,778,152.850 2,825,267.476 2,386,599.510 2,010,921.600 1,036,534.370 195,808.888 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(8) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.223038 $1.198088 $1.027307 $0.938024 $0.966294 $0.870910 $0.720097 $1.000000	$1.158624 $1.223038 $1.198088 $1.027307 $0.938024 $0.966294 $0.870910 $0.720097	9,592,007.765 11,301,315.260 11,334,738.576 6,670,821.245 3,541,349.901 2,683,785.578 1,425,935.433 9,121.350
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.177085 $1.109592 $0.988770 $1.000000	$1.118246 $1.177085 $1.109592 $0.988770	214,550.550 185,628.385 206,687.516 30,713.029
TA MFS International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.134016 $1.221058 $1.056013 $0.882588 $1.001197 $0.924448 $0.712018 $1.000000	$1.110710 $1.134016 $1.221058 $1.056013 $0.882588 $1.001197 $0.924448 $0.712018	309,953.464 297,896.144 237,038.209 171,785.885 173,254.964 39,641.006 7,525.135 4,519.018
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.692676 $1.629668 $1.122354 $0.992348 $1.075052 $0.861561 $0.687880 $1.000000	$1.852232 $1.692676 $1.629668 $1.122354 $0.992348 $1.075052 $0.861561 $0.687880	84,385.799 98,254.392 100,739.045 101,849.279 210,862.977 5,908.241 5,967.062 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.555950 $1.434171 $1.240446 $1.124156 $1.103510 $0.907237 $0.733703 $1.000000	$1.526726 $1.555950 $1.434171 $1.240446 $1.124156 $1.103510 $0.907237 $0.733703	218,022.465 171,862.608 172,813.338 146,138.281 295,884.716 123,463.243 55,764.410 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.057137 $0.998496 $0.909250 $0.917152 $0.967038 $1.020258 $0.998153	$1.011508 $1.057137 $0.998496 $0.909250 $0.917152 $0.967038 $1.020258	386,304.676 366,716.945 376,665.563 63,567.918 2,289.325 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.008308 $0.944566 $0.889496 $0.892439 $0.982197 $1.022007 $0.997259	$0.969436 $1.008308 $0.944566 $0.889496 $0.892439 $0.982197 $1.022007	158,798.662 207,872.848 213,622.058 130,816.067 45,110.219 35,342.431 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.022888 $0.979196 $0.853828 $0.863748 $0.995312 $1.020927 $0.996391	$0.969595 $1.022888 $0.979196 $0.853828 $0.863748 $0.995312 $1.020927	831,119.059 583,696.332 631,097.380 137,097.770 514.336 19,055.129 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.175278 $1.147243 $1.201695 $1.140522 $1.096349 $1.044209 $0.918798 $1.000000	$1.159903 $1.175278 $1.147243 $1.201695 $1.140522 $1.096349 $1.044209 $0.918798	3,046,274.248 3,766,799.668 6,875,669.493 7,416,684.205 2,381,964.241 926,789.795 489,705.155 37,139.444
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.000877 $0.986086 $1.110355 $1.063998 $1.000000	$0.954522 $1.000877 $0.986086 $1.110355 $1.063998	1,350,165.297 1,565,000.716 2,328,032.234 3,071,625.939 774,691.937
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.086500 $0.118390 $0.219668 $0.317082 $0.403424 $0.561040 $1.000000	$0.078727 $0.086500 $0.118390 $0.219668 $0.317082 $0.403424 $0.561040	1,805,952.284 672,649.039 284,656.883 1,918,284.676 2,782,883.119 10,226.372 23,931.770
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.096421 $1.077834 $1.025287 $0.978034 $1.000000	$1.051087 $1.096421 $1.077834 $1.025287 $0.978034	594,049.596 640,573.899 684,135.232 964,932.436 461,311.520
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.130789 $1.111517 $1.018838 $0.958272 $1.000000	$1.062749 $1.130789 $1.111517 $1.018838 $0.958272	1,461,524.780 1,730,448.752 1,839,066.436 957,187.461 11,379.330
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class 11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.159012 $1.143576 $0.999714 $0.917767 $1.000000	$1.063591 $1.159012 $1.143576 $0.999714 $0.917767	1,704,851.682 1,910,643.041 2,150,022.370 683,541.591 223,861.943
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.766258 $1.714352 $1.283510 $1.126643 $1.181205 $0.925057 $0.659317 $1.000000	$1.686755 $1.766258 $1.714352 $1.283510 $1.126643 $1.181205 $0.925057 $0.659317	117,565.736 124,230.774 94,907.800 75,410.736 168,187.239 34,506.153 7,726.005 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$2.120865 $2.033145 $1.441034 $1.271821 $1.275993 $0.969402 $0.713745 $1.000000	$2.127214 $2.120865 $2.033145 $1.441034 $1.271821 $1.275993 $0.969402 $0.713745	311,506.924 340,718.989 400,133.714 260,571.097 285,594.114 63,069.699 1,188.461 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.637499 $1.519668 $1.165416 $1.016129 $1.061798 $0.909732 $0.638635 $1.000000	$1.578234 $1.637499 $1.519668 $1.165416 $1.016129 $1.061798 $0.909732 $0.638635	47,264.253 58,443.473 71,734.554 56,058.200 70,248.584 9,322.253 4,663.056 4,671.535

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$0.963697 $1.037346 $0.851549 $0.744933 $0.888053 $0.835905 $0.677428 $1.000000	$0.956030 $0.963697 $1.037346 $0.851549 $0.744933 $0.888053 $0.835905 $0.677428	135,455.692 149,405.678 152,440.419 164,115.947 213,501.298 19,503.737 13,860.251 0.000
TA WMC US Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.308866 $1.202780 $0.927119 $0.836741 $0.887043 $0.769016 $0.607655 $1.000000	$1.370037 $1.308866 $1.202780 $0.927119 $0.836741 $0.887043 $0.769016 $0.607655	48,946.020 39,675.131 47,264.260 44,953.110 51,312.770 0.000 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.704674 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531 $1.012783 $1.000000	$1.695364 $1.704674 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531 $1.012783	364,062.179 390,284.352 380,492.650 191,434.063 119,812.289 40,698.619 815.029 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.463339 $1.361034 $1.027905 $0.891262 $0.854090 $0.769663 $0.650077 $1.000000	$1.460117 $1.463339 $1.361034 $1.027905 $0.891262 $0.854090 $0.769663 $0.650077	148,618.010 147,865.331 169,643.082 108,561.606 90,393.336 70,755.547 16,502.570 16,502.570
AB Large Cap Growth Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.627711 $1.453418 $1.078387 $0.939376 $0.992081 $0.918167 $0.680726 $1.000000	$1.775109 $1.627711 $1.453418 $1.078387 $0.939376 $0.992081 $0.918167 $0.680726	10,664.503 10,848.616 10,945.542 11,048.602 11,165.325 6,585.185 6,294.962 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.579780 $1.528136 $1.259542 $1.105275 $1.112364 $1.007990 $0.989778	$1.571239 $1.579780 $1.528136 $1.259542 $1.105275 $1.112364 $1.007990	4,805,214.170 4,931,764.807 4,465,131.395 2,886,105.800 2,585,482.111 1,661,951.865 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.105983 $1.071010 $1.115985 $1.079841 $1.037506 $0.993701 $1.000899	$1.087803 $1.105983 $1.071010 $1.115985 $1.079841 $1.037506 $0.993701	997,053.334 1,130,171.043 914,334.982 965,035.596 580,043.023 88,551.024 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.721495 $1.617436 $1.267444 $1.096170 $1.167433 $1.002849 $0.986481	$1.804370 $1.721495 $1.617436 $1.267444 $1.096170 $1.167433 $1.002849	1,174,242.061 1,283,469.921 960,366.934 313,732.171 177,440.979 105,192.432 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.737497 $1.601106 $1.222710 $1.061152 $1.101971 $1.008240 $0.986802	$1.729054 $1.737497 $1.601105 $1.222710 $1.061152 $1.101971 $1.008240	3,398,197.956 3,478,537.865 2,330,123.538 226,194.163 131,926.383 70,777.809 0.000
American Funds - International FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.146447 $1.200663 $1.006350 $0.870231 $1.031180 $0.980359 $0.982911	$1.073615 $1.146447 $1.200663 $1.006350 $0.870231 $1.031180 $0.980359	740,731.479 699,511.522 652,122.783 181,965.996 83,358.429 48,295.876 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.422741 $1.314527 $1.120209 $0.991794 $1.048229 $0.904846 $0.664950 $1.000000	$1.404697 $1.422741 $1.314527 $1.120209 $0.991794 $1.048229 $0.904846 $0.664950	1,918,102.177 1,502,494.418 1,229,336.353 1,185,591.582 824,748.081 647,350.617 308,414.064 44,793.734
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.520889 $1.384615 $1.074780 $0.940758 $0.983643 $0.855116 $0.641644 $1.000000	$1.502418 $1.520889 $1.384615 $1.074780 $0.940758 $0.983643 $0.855116 $0.641644	1,151,809.336 1,207,586.424 792,726.058 637,541.395 429,468.101 262,299.328 22,726.419 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.407781 $1.319157 $1.049003 $0.911015 $0.919991 $0.813769 $0.636875 $1.000000	$1.326229 $1.407781 $1.319157 $1.049003 $0.911015 $0.919991 $0.813769 $0.636875	47,046.938 48,883.883 50,615.676 52,427.263 54,323.120 13,534.802 8,813.228 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.474322 $1.349970 $1.008997 $0.896592 $0.911651 $0.748153 $0.594306 $1.000000	$1.550527 $1.474322 $1.349970 $1.008997 $0.896592 $0.911651 $0.748153 $0.594306	50,484.658 51,069.972 63,041.805 63,810.101 66,520.725 30,420.042 6,721.402 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.609870 $1.543346 $1.154644 $1.024578 $1.168241 $0.923603 $0.671795 $1.000000	$1.557943 $1.609870 $1.543346 $1.154644 $1.024578 $1.168241 $0.923603 $0.671795	833,733.851 892,821.575 397,974.069 269,325.531 137,716.924 68,449.204 13,195.972 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.613653 $1.539983 $1.202443 $0.962019 $1.075026 $0.864938 $0.559463 $1.000000	$1.536811 $1.613653 $1.539983 $1.202443 $0.962019 $1.075026 $0.864938 $0.559463	438,880.237 509,505.676 77,662.800 71,628.727 54,241.614 38,683.169 23,592.376 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010 $0.990107 $1.000000	$1.690636 $1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010 $0.990107	238,489.495 282,700.750 469,789.953 507,257.036 462,948.408 404,344.124 191,920.537 0.000
Franklin Income VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.389421 $1.350032 $1.204392 $1.086854 $1.079026 $0.973455 $0.729760 $1.000000	$1.270432 $1.389421 $1.350032 $1.204392 $1.086854 $1.079026 $0.973455 $0.729760	369,806.739 408,125.868 440,895.782 501,808.419 336,401.281 138,066.718 64,135.157 31,222.447
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.346844 $1.278040 $1.012874 $0.901291 $0.925781 $0.846299 $0.682487 $1.000000	$1.259567 $1.346844 $1.278040 $1.012874 $0.901291 $0.925781 $0.846299 $0.682487	107,074.683 108,034.154 108,833.734 109,667.777 120,973.361 76,612.512 59,307.528 32,015.601
GE Investments Total Return Fund - Class 3(2) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.312152 $1.271904 $1.129979 $1.025368 $1.077697 $1.003631 $0.988810	$1.271012 $1.312152 $1.271904 $1.129979 $1.025368 $1.077697 $1.003631	111,457.820 128,554.931 125,949.167 109,066.055 104,599.951 2,889.029 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2015 2014 2013 2012	$1.408466 $1.323585 $0.962417 $1.000000	$1.451420 $1.408466 $1.323585 $0.962417	0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.223924 $1.169443 $0.891965 $0.770683 $0.810903 $0.770752 $0.530309 $1.000000	$1.075755 $1.223924 $1.169443 $0.891965 $0.770683 $0.810903 $0.770752 $0.530309	66,602.629 67,540.547 76,851.690 77,734.693 82,188.988 49,338.309 9,882.396 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.782020 $1.613859 $1.242420 $1.079631 $1.115844 $0.903633 $0.635920 $1.000000	$1.819134 $1.782020 $1.613859 $1.242420 $1.079631 $1.115844 $0.903633 $0.635920	8,308.879 13,497.494 13,872.254 14,258.670 14,626.523 0.000 9,553.426 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.252471 $1.187831 $0.942735 $0.799571 $0.944924 $0.831468 $0.615104 $1.000000	$1.200933 $1.252471 $1.187831 $0.942735 $0.799571 $0.944924 $0.831468 $0.615104	62,108.198 62,859.681 72,953.309 73,745.174 78,938.896 39,779.659 33,649.569 7,957.073
MFS ® New Discovery Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.943930 $2.136111 $1.537575 $1.292886 $1.468263 $1.097886 $0.684986 $1.000000	$1.871339 $1.943930 $2.136111 $1.537575 $1.292886 $1.468263 $1.097886 $0.684986	116,986.770 133,807.031 155,710.090 174,654.594 160,314.777 30,622.076 6,665.984 0.000
MFS ® Total Return Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.369457 $1.286122 $1.101021 $1.008958 $1.009566 $0.936049 $0.808242 $1.000000	$1.339428 $1.369457 $1.286122 $1.101021 $1.008958 $1.009566 $0.936049 $0.808242	165,269.661 168,012.507 170,431.941 184,007.265 186,684.364 130,179.397 31,453.267 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.025811 $1.173357 $0.969917 $0.833957 $0.948576 $0.889448 $0.659735 $1.000000	$0.943637 $1.025811 $1.173357 $0.969917 $0.833957 $0.948576 $0.889448 $0.659735	250,351.820 341,329.757 376,193.414 387,872.706 351,348.569 126,274.999 16,106.717 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.077469 $1.039560 $0.988625 $0.949971 $0.949802 $0.884529 $0.685489 $1.000000	$1.055536 $1.077469 $1.039560 $0.988625 $0.949971 $0.949802 $0.884529 $0.685489	1,738,216.499 2,477,061.266 2,491,514.750 2,402,492.088 1,856,101.388 107,523.393 6,945.450 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.519095 $1.490430 $1.424871 $1.236976 $1.202779 $1.089989 $0.754457 $1.000000	$1.430181 $1.519095 $1.490430 $1.424871 $1.236976 $1.202779 $1.089989 $0.754457	393,639.892 509,513.294 545,677.474 247,996.741 192,226.885 110,920.945 15,185.279 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date November 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.974189 $0.990234 $1.006533 $1.023172 $1.039935 $1.057067 $1.074385 $1.069043 $1.037336 $1.009283	$0.958450 $0.974189 $0.990234 $1.006533 $1.023172 $1.039935 $1.057067 $1.074385 $1.069043 $1.037336	464,989.314 1,799,433.800 5,036,738.491 1,788,145.694 2,276,242.733 472,955.115 328,534.370 413,939.616 50,497.423 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204 $1.000000	$1.144185 $1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204	1,502,471.691 1,242,226.068 1,661,001.415 2,993,794.144 1,826,953.634 876,816.400 455,986.852 26,115.517
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204 $1.000000	$1.144185 $1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204	89,634.118 88,128.515 97,757.954 50,476.007 50,124.997 0.000 0.000 1,687.091
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999552	$9.514847	17,208.120
TA Asset Allocation - Conservative - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.405649 $1.401528 $1.305926 $1.238471 $1.229865 $1.150032 $0.935922 $1.210491 $1.159307 $1.079672	$1.353168 $1.405649 $1.401528 $1.305926 $1.238471 $1.229865 $1.150032 $0.935922 $1.210491 $1.159307	4,158,563.456 4,737,566.507 5,364,044.563 5,195,112.319 4,205,324.943 2,743,809.791 2,062,261.844 1,506,205.215 1,270,650.482 1,041,227.375
TA Asset Allocation - Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.232966 $1.223492 $0.984003 $0.890037 $0.959330 $0.850553 $0.667413 $1.000000	$1.187272 $1.232966 $1.223492 $0.984003 $0.890037 $0.959330 $0.850553 $0.667413	717,785.844 772,497.497 1,111,900.179 869,773.148 644,811.649 692,690.711 489,132.979 128,677.712
TA Asset Allocation - Moderate - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.507200 $1.493110 $1.340378 $1.248828 $1.265686 $1.168150 $0.940920 $1.295976 $1.222894 $1.117689	$1.446014 $1.507200 $1.493110 $1.340378 $1.248828 $1.265686 $1.168150 $0.940920 $1.295976 $1.222894	17,821,345.412 19,796,225.924 21,472,392.712 18,698,015.037 11,496,633.299 5,511,302.638 4,597,543.451 2,624,887.972 1,376,850.427 742,568.629
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.552291 $1.540207 $1.315174 $1.211331 $1.259950 $1.139392 $0.905761 $1.372685 $1.297401 $1.161501	$1.488619 $1.552291 $1.540207 $1.315174 $1.211331 $1.259950 $1.139392 $0.905761 $1.372685 $1.297401	12,427,640.059 14,199,439.778 14,743,537.150 14,967,773.468 14,011,813.362 15,887,824.086 15,177,051.026 13,017,757.814 8,182,629.162 5,385,150.762

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.377898 $1.251275 $0.978951 $0.892795 $0.885726 $0.817361 $0.730649 $1.000000	$1.303586 $1.377898 $1.251275 $0.978951 $0.892795 $0.885726 $0.817361 $0.730649	285,867.475 284,152.475 253,439.327 266,686.318 189,072.146 131,156.142 48,125.767 23,090.800
TA BlackRock Global Allocation - Service Class Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.490001 $1.489899 $1.324782 $1.225779 $1.296818 $1.201990 $1.000000	$1.447826 $1.490001 $1.489899 $1.324782 $1.225779 $1.296818 $1.201990	3,399,475.775 3,743,601.160 4,156,514.996 3,576,118.361 3,179,129.336 2,112,035.118 472,341.526
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.239350	$9.411446	4,346.276
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.229425	$9.215142	612.809
TA BlackRock Tactical Allocation - Service Class Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.665005 $1.610813 $1.457464 $1.346777 $1.319555 $1.205764 $1.000000	$1.635938 $1.665005 $1.610813 $1.457464 $1.346777 $1.319555 $1.205764	5,012,678.892 5,291,796.450 4,928,358.991 3,972,503.595 1,824,012.684 1,044,592.541 227,784.412
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.212913 $1.088257 $1.066665 $0.867629 $0.938309 $0.827221 $0.632208 $1.000000	$1.182818 $1.212913 $1.088257 $1.066665 $0.867629 $0.938309 $0.827221 $0.632208	412,458.682 453,345.684 480,198.579 243,002.272 203,768.873 115,453.864 26,661.298 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.032510 $1.057889 $0.956156 $0.864146 $0.949963 $0.875915 $0.688460 $1.098976 $1.029756 $1.000000	$0.996591 $1.032510 $1.057889 $0.956156 $0.864146 $0.949963 $0.875915 $0.688460 $1.098976 $1.029756	3,248,078.424 3,352,102.897 3,736,624.933 4,195,890.974 4,089,863.116 4,725,821.270 4,674,914.335 4,016,643.203 2,428,709.365 359,042.616
TA Janus Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.205750 $1.136652 $0.970775 $0.877223 $0.999750 $0.985671 $0.986571	$1.187626 $1.205750 $1.136652 $0.970775 $0.877223 $0.999750 $0.985671	1,262,951.163 1,211,417.274 1,230,636.191 583,107.599 317,684.841 95,823.995 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.661693 $1.693534 $1.240007 $1.158876 $1.265509 $0.962999 $0.611350 $1.000000	$1.548682 $1.661693 $1.693534 $1.240007 $1.158876 $1.265509 $0.962999 $0.611350	153,750.796 176,680.318 189,751.481 212,570.670 206,449.049 12,313.379 7,298.434 7,298.434

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.725312 $1.597412 $1.182645 $1.041725 $1.067109 $0.968717 $0.699909 $1.000000	$1.885896 $1.725312 $1.597412 $1.182645 $1.041725 $1.067109 $0.968717 $0.699909	250,751.336 250,590.459 252,731.681 123,634.202 78,467.704 62,231.938 1,848.927 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.069846 $1.034718 $1.074687 $1.042923 $1.000000	$1.055999 $1.069846 $1.034718 $1.074687 $1.042923	1,050,921.375 1,187,330.214 837,311.568 684,781.581 77,773.623
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.632508 $1.456048 $1.120122 $0.980840 $0.992292 $0.878213 $0.690332 $1.000000	$1.600313 $1.632508 $1.456048 $1.120122 $0.980840 $0.992292 $0.878213 $0.690332	66,353.974 57,904.684 57,904.684 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.154162 $1.904313 $1.472415 $1.244913 $1.243896 $1.029468 $0.985154	$2.056922 $2.154162 $1.904313 $1.472415 $1.244913 $1.243896 $1.029468	785,193.902 608,492.537 609,055.459 175,663.300 69,699.935 23,970.983 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.138191 $1.088602 $1.050962 $0.994146 $1.000000	$1.115218 $1.138191 $1.088602 $1.050962 $0.994146	2,845,741.204 2,881,408.315 2,792,064.911 2,000,306.370 258,966.240
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.157393 $1.084499 $1.007913 $1.000000	$1.114959 $1.157393 $1.084499 $1.007913	3,089,986.731 2,638,289.243 2,487,701.541 652,021.562
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.213957 $1.140694 $1.002962 $1.000000	$1.159018 $1.213957 $1.140694 $1.002962	1,203,867.827 1,096,739.213 736,901.249 225,517.226
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613 $0.817007 $1.000000	$1.182854 $1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613 $0.817007	12,943,911.184 12,822,127.175 14,105,700.976 9,693,753.008 5,272,048.793 2,009,845.356 803,646.654 4,686.691
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075 $0.999955	$1.223188 $1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075	2,666,120.389 2,750,793.441 3,144,420.729 2,460,875.699 1,600,082.834 521,845.344 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(8) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.239185 $1.211522 $1.036789 $0.944813 $0.971384 $0.873783 $0.721052 $1.000000	$1.176223 $1.239185 $1.211522 $1.036789 $0.944813 $0.971384 $0.873783 $0.721052	16,818,334.475 18,647,053.447 18,917,963.408 12,526,261.861 9,924,194.121 6,632,421.639 2,707,913.163 196,545.583
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.182385 $1.112403 $0.989330 $1.000000	$1.125495 $1.182385 $1.112403 $0.989330	746,878.357 745,499.657 813,007.307 18,783.735
TA MFS International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.149620 $1.235436 $1.066349 $0.889470 $1.007030 $0.927994 $0.713341 $1.000000	$1.128213 $1.149620 $1.235436 $1.066349 $0.889470 $1.007030 $0.927994 $0.713341	242,333.566 194,473.826 191,496.996 191,189.752 134,097.775 31,975.977 19,826.678 7,388.124
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.715926 $1.648824 $1.133321 $1.000068 $1.081284 $0.864855 $0.689156 $1.000000	$1.881358 $1.715926 $1.648824 $1.133321 $1.000068 $1.081284 $0.864855 $0.689156	57,903.053 78,384.164 92,732.781 99,448.821 141,866.136 61,087.652 6,636.059 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.57735 $1.451026 $1.252578 $1.132912 $1.109926 $0.910713 $0.735067 $1.000000	$1.550741 $1.577325 $1.451026 $1.252578 $1.132912 $1.109926 $0.910713 $0.735067	784,085.384 847,309.402 855,098.470 455,027.298 353,654.298 231,023.800 164,827.081 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.067847 $1.006637 $0.914867 $0.920990 $0.969182 $1.020496 $0.998158	$1.023770 $1.067847 $1.006637 $0.914867 $0.920990 $0.969182 $1.020496	2,849,720.242 2,912,949.095 2,978,451.267 1,071,626.575 550,076.203 550,708.647 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.018540 $0.952272 $0.895001 $0.896169 $0.984370 $1.022242 $0.997265	$0.981190 $1.018540 $0.952272 $0.895001 $0.896169 $0.984370 $1.022242	1,115,161.950 1,019,529.364 458,203.537 241,259.515 186,990.712 106,856.149 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.033259 $0.987191 $0.859112 $0.867357 $0.997506 $1.021163 $0.996396	$0.981356 $1.033259 $0.987191 $0.859112 $0.867357 $0.997506 $1.021163	818,974.475 706,182.091 897,584.468 349,702.443 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.91428 $1.160718 $1.213419 $1.149373 $1.102698 $1.048199 $0.920505 $1.000000	$1.178158 $1.191428 $1.160718 $1.213419 $1.149373 $1.102698 $1.048199 $0.920505	5,529,839.582 5,966,226.793 7,107,067.394 7,020,161.981 3,103,543.610 1,670,803.876 579,205.632 17,438.513
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.008117 $0.991263 $1.113998 $1.065381 $1.000000	$0.963316 $1.008117 $0.991263 $1.113998 $1.065381	2,309,238.810 2,635,769.935 2,818,091.119 3,324,328.868 1,234,329.098
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.087474 $0.119484 $0.221268 $0.318752 $0.404748 $0.561781 $1.000000	$0.079767 $0.087474 $0.119484 $0.221268 $0.318752 $0.404748 $0.561781	3,138,608.551 1,206,335.970 1,216,263.357 3,485,732.946 3,338,126.967 192,158.769 14,653.586
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.104343 $1.083499 $1.028652 $0.979309 $1.000000	$1.060764 $1.104343 $1.083499 $1.028652 $0.979309	1,875,622.919 1,992,124.842 2,055,162.233 1,709,920.929 754,865.619
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.139005 $1.117388 $1.022199 $0.959537 $1.000000	$1.072581 $1.139005 $1.117388 $1.022199 $0.959537	5,573,203.574 6,156,335.732 6,402,350.543 1,170,844.161 1,304.056
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.167401 $1.149589 $1.002996 $0.918962 $1.000000	$1.073401 $1.167401 $1.149589 $1.002996 $0.918962	2,412,304.781 2,810,863.626 2,776,004.730 997,918.741 557,092.481
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.790493 $1.734470 $1.296030 $1.135393 $1.188049 $0.928586 $0.660541 $1.000000	$1.713278 $1.790493 $1.734470 $1.296030 $1.135393 $1.188049 $0.928586 $0.660541	219,117.659 291,046.044 295,555.954 253,126.078 211,147.785 113,943.098 29,500.818 6,839.756
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$2.149973 $2.057005 $1.455085 $1.281686 $1.283366 $0.973095 $0.715068 $1.000000	$2.160646 $2.149973 $2.057005 $1.455085 $1.281686 $1.283366 $0.973095 $0.715068	618,065.033 718,410.574 601,518.643 373,285.060 179,688.111 37,288.225 7,174.733 7,174.733
TA Torray Concentrated Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.660036 $1.537566 $1.176830 $1.024047 $1.067975 $0.913226 $0.639823 $1.000000	$1.603094 $1.660036 $1.537566 $1.176830 $1.024047 $1.067975 $0.913226 $0.639823	94,234.698 125,755.073 134,167.050 131,422.284 119,548.903 5,174.948 7,486.531 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$0.976952 $1.049537 $0.859867 $0.750727 $0.893198 $0.839096 $0.678678 $1.000000	$0.971078 $0.976952 $1.049537 $0.859867 $0.750727 $0.893198 $0.839096 $0.678678	29,284.637 29,652.419 33,092.489 31,661.983 33,276.949 22,173.141 9,855.814 0.000
TA WMC US Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.326909 $1.216972 $0.936214 $0.843274 $0.892217 $0.771968 $0.608782 $1.000000	$1.391656 $1.326909 $1.216972 $0.936214 $0.843274 $0.892217 $0.771968 $0.608782	281,333.168 265,457.698 246,543.473 67,323.966 54,318.052 0.000 0.000 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(5)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(6)	Formerly known as TA Vanguard ETF - Balanced.
(7)	Formerly known as TA Vanguard ETF - Conservative.
(8)	Formerly known as TA Vanguard ETF – Growth.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(11)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of the hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.
Benefit:

Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
For riders issued on or after
May 1, 2014................................................5.5%
For riders issued prior to
May 1, 2014................................................5.0%
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Benefit:

Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
For riders issued on or after
May 1, 2014................................................5.5%
For riders issued prior to
May 1, 2014................................................5.0%
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: At least 55 years old and not yet age 81 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.
Current Charge:

Charged annually (single life and joint life) of withdrawal base deducted on each rider quarter.
For riders issued on or after
December 12, 2011........................................1.25%
For riders issued prior to
December 12, 2011........................................1.00%
Current Charge:

(1) for Base Benefit only— (single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after
May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	Investment Restrictions: Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.
Withdrawal Percentages (Single Life):

For riders issued on or after December 12, 2011.
0-58..................................................................0.0%
59-64................................................................4.3%
65-79................................................................5.3%
80+...................................................................6.3%
For riders issued prior to December 12, 2011.

0-58..................................................................0.0%
59-64................................................................4.5%
65-74................................................................5.5%
75+...................................................................6.5%
Withdrawal Percentages (Single Life):

0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.
Withdrawal Percentages (Joint Life):

For riders issued on or after May 1, 2014
0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%
For riders issued between December 12, 2011 and April 30, 2014
0-58..................................................................0.0%
59-64................................................................3.8%
65-79................................................................4.8%
80+...................................................................5.8%
For riders issued prior to December 12, 2011.
0-58..................................................................0.0%
59-64................................................................4.1%
65-74................................................................5.1%
75+...................................................................6.1%
Withdrawal Percentages (Joint Life):

For riders issued on or after May 1, 2014
0-58..................................................................0.0%
59-64..............................................................3.75%
65-79..............................................................4.75%
80+.................................................................5.75%
For riders issued prior to May 1, 2014
0-58..................................................................0.0%
59-64................................................................3.5%
65-79................................................................4.5%
80+...................................................................5.5%

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The 5 For LifeSM,5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the 5 For LifeSM, 5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ISFL	Income SelectSM For Life
Abbreviation	Definition
MAP	Managed Annuity Program
MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Purpose of Rider	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age is not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)
Percentage of the TWB. Additional option fees would be added to the base.

Single Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee.......................N/A
DB Fee......................................0.20%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee.......................N/A
DB Fee......................................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
		• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Exercising Rider	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Income Benefit or Other Benefit Payout Considerations	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.

The income benefit percentage is determined by the annuitant's age at the time of the first withdrawal taken on or after January 1st following the annuitant's 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%
 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's age increases.
Rider Upgrade	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Rider Termination	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Living Benefit Rider 2004[3]	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)	RGMB 31 0708 (NY)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a GLWB rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age at least age 55, but not yet 86 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least age 55, but not yet 86 years old for single life option and at least 71 but not yet 86 for joint life option (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)	RGMB 31 0708 (NY)
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.90% (5/1/09 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/09)	Percentage of WB. Additional option fees would be added to the base. Single Life (prior to 11/4/13) Base Fee.....................................0.60% DB Fee......................................0.25%
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.25%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.25%
Joint Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant, this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)	RGMB 31 0708 (NY)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies.. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
America Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA Efficient Markets
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation - Moderate
TA QS Investors Active Asset Allocation – Moderate Growth
Fixed Account GPOs or DCA Accounts	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
America Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA Efficient Markets
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation - Moderate
TA QS Investors Active Asset Allocation – Moderate Growth
Fixed Account GPOs or DCA Accounts
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policy holder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
	Current PAM Safe Fund: TA U.S. Government Securities	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)	RGMB 31 0708 (NY)
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
The percentage is determined by the attained age of the annuitant at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
• Starting the rider anniversary following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
Age 1st WDJoint Life WD%
 71-79..................................5.5%
 80+......................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
Automatic Step-Up Benefit	N/A	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)	RGMB 31 0708 (NY)
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Income Benefit or Other Benefit Payout Considerations
The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec'd% Added to GFV
 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or before the anniversary following the annuitant's2 attained age 67 (or age 73 for joint life option), the WB on that rider anniversary will be the greater of:
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)	RGMB 31 0708 (NY)
Rider Upgrade	• May upgrade anytime after the 5th anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within a 30 day window following each 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the annuitant's2 death
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the annuitant's2 death.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Availability	• Issue age at least age 55, but not yet 86 years old for single life option and at least 71 but not yet 86 for joint life option (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.25%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.25%
Joint Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.20%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees:
(2/21/11 - 11/3/13)
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
Base Benefit Fees:
(9/21/09 - 2/20/11)
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees
(12/12/11 - 11/3/13)
OAM Option............................1.25%
Group A....................................1.55%
Group B....................................1.10%
Group C....................................0.70%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
Base Benefit Fees
(2/21/11 - 12/11/11)
OAM Option............................1.20%
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
Base Benefit Fees:
(5/1/09 - 2/20/11)
OAM Option............................1.10%
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarter-versary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarter-versary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation - Moderate
TA QS Investors Active Asset Allocation – Moderate Growth
Fixed Account GPOs or DCA Accounts	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Asset Allocation - Moderate Growth
TA BlackRock Smart Beta 50
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Managed Risk - Growth
TA Multi-Managed Balanced
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk – Balanced
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Managed Risk – Balanced ETF
TA QS Investors Active Asset Allocation - Moderate
Designated Allocation Group C
American Funds - Bond Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Fund
GE Investments Total Return Fund
TA Asset Allocation - Moderate Growth
TA BlackRock Smart Beta 50
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Janus Balanced
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds Bond Fund
TA Aegon Money Market
TA Aegon US Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Allocation Methods	N/A	N/A	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
Current OA Subaccount: TA ProFund UltraBear

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
Age 1st WDJoint Life WD%
 71-79..................................5.5%
 80+......................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-74..................................5.0%
 75 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-74..................................4.5%
 75 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-79..................................5.0%
 80 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-79..................................4.5%
 80 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
- After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or before the anniversary following the annuitant's2 attained age 67 (or age 73 for joint life option), the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within 30 day window following each successive rider anniversary.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA LIBERTYSM NY VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA BNY
Offered by
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica LibertySM NY Variable Annuity offered by Transamerica Financial Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2016, by calling (800) 525-6205, or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2016

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Administrative Office—Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value—The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
1

qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
3

annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2). These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner's spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must
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begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
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Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D
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Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.85% on an annual basis; On a daily basis, this equals 0.000050223.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000050223 = Z = 1.014862058
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
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The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and
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expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
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The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The
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ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1800 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2015, 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the separate account were $2,889,484, $2,636,474 and $5,428,537, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
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VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA BNY, as of December 31, 2015 and for the years ended December 31, 2015 and 2014, and the statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company as of December 31, 2015 and 2014 and for the two years ended December 31, 2015 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
The statutory-basis statement of operations, changes in capital and surplus and cash flow of Transamerica Financial Life Insurance Company for the year ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
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OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA BNY, which are available for investment by Transamerica LibertySM NY Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
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APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2015.
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.684242 $1.604688 $1.408399 $1.267844 $1.334562 $1.234764 $1.012506 $1.000000	$1.671756 $1.684242 $1.604688 $1.408399 $1.267844 $1.334562 $1.234764 $1.012506	329,857.594 341,817.524 331,897.011 361,683.440 261,376.231 105,618.761 27,766.779 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.443466 $1.345202 $1.017951 $0.884374 $0.849153 $0.766719 $0.648864 $1.000000	$1.437467 $1.443466 $1.345202 $1.017951 $0.884374 $0.849153 $0.766719 $0.648864	226,063.185 229,724.987 225,487.026 163,472.029 132,818.515 14,939.804 5,995.495 0.000
AB Large Cap Growth Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.605612 $1.436512 $1.067949 $0.932118 $0.986356 $0.914663 $0.679461 $1.000000	$1.747576 $1.605612 $1.436512 $1.067949 $0.932118 $0.986356 $0.914663 $0.679461	12,504.991 23,281.733 82,871.285 89,141.720 97,415.734 94,511.078 14,441.083 14,471.332
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.563990 $1.515831 $1.251855 $1.100704 $1.109924 $1.007757 $0.989772	$1.552490 $1.563990 $1.515831 $1.251855 $1.100704 $1.109924 $1.007757	1,849,639.660 1,861,846.612 873,446.749 789,805.899 590,106.167 532,471.262 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.094921 $1.062391 $1.109181 $1.075369 $1.035242 $0.993473 $1.000893	$1.074812 $1.094921 $1.062391 $1.109181 $1.075369 $1.035242 $0.993473	449,565.607 515,390.929 480,415.586 443,029.453 215,490.343 18,002.949 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.704342 $1.604463 $1.259737 $1.091648 $1.164887 $1.002616 $0.986475	$1.782896 $1.704342 $1.604463 $1.259737 $1.091648 $1.164887 $1.002616	1,667,775.372 1,702,861.254 793,969.648 633,100.261 691,293.014 410,697.746 404,788.135
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.720159 $1.588241 $1.215261 $1.056766 $1.099564 $1.008005 $0.986796	$1.708446 $1.720159 $1.588241 $1.215261 $1.056766 $1.099564 $1.008005	641,680.791 646,710.625 578,808.861 535,738.161 63,010.716 21,976.086 0.000
14

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(3) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.134980 $1.190996 $1.000207 $0.866634 $1.028927 $0.980131 $0.982906	$1.060794 $1.134980 $1.190996 $1.000207 $0.866634 $1.028927 $0.980131	510,570.978 531,101.154 556,487.130 231,594.421 148,020.749 66,855.458 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.404187 $1.299933 $1.109951 $0.984660 $1.042736 $0.901874 $0.664068 $1.000000	$1.383644 $1.404187 $1.299933 $1.109951 $0.984660 $1.042736 $0.901874 $0.664068	1,261,022.897 1,232,404.429 1,182,703.741 1,564,069.451 1,275,579.164 319,030.033 253,945.587 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.500276 $1.368536 $1.064384 $0.933500 $0.977967 $0.851856 $0.640460 $1.000000	$1.479139 $1.500276 $1.368536 $1.064384 $0.933500 $0.977967 $0.851856 $0.640460	730,989.750 717,202.585 723,674.585 500,202.564 463,202.865 72,670.916 26,365.285 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.388678 $1.303810 $1.038837 $0.903977 $0.914681 $0.810662 $0.635692 $1.000000	$1.305658 $1.388678 $1.303810 $1.038837 $0.903977 $0.914681 $0.810662 $0.635692	54,808.808 55,536.649 56,448.567 88,521.711 104,790.471 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.454275 $1.334235 $0.999194 $0.889645 $0.906359 $0.745285 $0.593199 $1.000000	$1.526451 $1.454275 $1.334235 $0.999194 $0.889645 $0.906359 $0.745285 $0.593199	47,076.392 60,293.680 67,284.400 71,670.890 115,006.862 51,087.864 7,922.045 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.588023 $1.525405 $1.143456 $1.016663 $1.161485 $0.920074 $0.670542 $1.000000	$1.533780 $1.588023 $1.525405 $1.143456 $1.016663 $1.161485 $0.920074 $0.670542	327,707.957 374,706.062 366,353.924 247,155.838 161,197.874 33,933.412 1,217.119 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.591770 $1.522084 $1.190793 $0.954573 $1.068798 $0.861623 $0.558417 $1.000000	$1.512990 $1.591770 $1.522084 $1.190793 $0.954573 $1.068798 $0.861623 $0.558417	199,891.229 224,388.146 282,820.688 172,276.119 176,821.001 43,336.099 2,204.620 0.000
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.813623 $1.800367 $1.484760 $1.315087 $1.364151 $1.262175 $0.989834 $1.000000	$1.667103 $1.813623 $1.800367 $1.484760 $1.315087 $1.364151 $1.262175 $0.989834	222,474.856 243,539.721 305,913.440 344,992.166 147,418.379 83,182.907 14,557.594 0.000
Franklin Income VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.370579 $1.334345 $1.192751 $1.078478 $1.072808 $0.969753 $0.728407 $1.000000	$1.250750 $1.370579 $1.334345 $1.192751 $1.078478 $1.072808 $0.969753 $0.728407	505,706.359 532,099.160 548,321.907 563,988.628 579,207.647 268,248.953 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.328589 $1.263199 $1.003075 $0.894331 $0.920438 $0.843067 $0.681225 $1.000000	$1.240060 $1.328589 $1.263199 $1.003075 $0.894331 $0.920438 $0.843067 $0.681225	92,583.613 94,759.955 96,865.502 99,050.212 266,288.756 32,425.737 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.299032 $1.261659 $1.123081 $1.021117 $1.075335 $1.003397 $0.988804	$1.255838 $1.299032 $1.261659 $1.123081 $1.021117 $1.075335 $1.003397	124,122.318 126,682.512 140,590.074 174,404.385 88,339.456 16,509.579 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2015 2014 2013 2012	$1.401063 $1.319222 $0.961131 $1.000000	$1.440954 $1.401063 $1.319222 $0.961131	37,664.071 38,186.977 38,939.245 39,601.122
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.207337 $1.155860 $0.883339 $0.764749 $0.806245 $0.767822 $0.529332 $1.000000	$1.059095 $1.207337 $1.155860 $0.883339 $0.764749 $0.806245 $0.767822 $0.529332	73,777.549 74,501.329 75,446.954 76,317.694 258,194.335 10,180.240 4,826.095 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.757866 $1.595119 $1.230406 $1.071294 $1.109404 $0.900194 $0.634742 $1.000000	$1.790954 $1.757866 $1.595119 $1.230406 $1.071294 $1.109404 $0.900194 $0.634742	17,714.355 18,124.136 18,526.332 19,290.070 73,500.649 1,062.459 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.235458 $1.174010 $0.933590 $0.793380 $0.939457 $0.828283 $0.613959 $1.000000	$1.182289 $1.235458 $1.174010 $0.933590 $0.793380 $0.939457 $0.828283 $0.613959	73,350.535 74,387.076 75,371.572 94,323.218 270,807.301 28,580.120 7,654.377 0.000
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.917561 $2.111279 $1.522688 $1.282905 $1.459792 $1.093694 $0.683716 $1.000000	$1.842333 $1.917561 $2.111279 $1.522688 $1.282905 $1.459792 $1.093694 $0.683716	102,325.612 113,096.177 142,422.984 149,321.543 158,771.033 52,804.858 6,864.678 0.000
MFS ® Total Return Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.350840 $1.271144 $1.090345 $1.001154 $1.003730 $0.932473 $0.806742 $1.000000	$1.318618 $1.350840 $1.271144 $1.090345 $1.001154 $1.003730 $0.932473 $0.806742	83,572.000 84,749.097 86,091.940 103,969.058 322,185.064 65,034.845 5,939.828 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.011899 $1.159717 $0.960530 $0.827515 $0.943095 $0.886044 $0.658517 $1.000000	$0.929007 $1.011899 $1.159717 $0.960530 $0.827515 $0.943095 $0.886044 $0.658517	243,593.719 252,277.801 259,956.691 291,382.435 304,787.772 28,980.035 3,159.797 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.062859 $1.027492 $0.979079 $0.942654 $0.944319 $0.881152 $0.684218 $1.000000	$1.039173 $1.062859 $1.027492 $0.979079 $0.942654 $0.944319 $0.881152 $0.684218	1,139,335.932 1,064,817.705 1,174,928.505 1,063,024.021 860,732.020 118,071.359 5,965.822 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.498539 $1.473157 $1.411126 $1.227463 $1.195869 $1.085851 $0.753059 $1.000000	$1.408060 $1.498539 $1.473157 $1.411126 $1.227463 $1.195869 $1.085851 $0.753059	330,214.932 314,518.955 312,224.043 310,124.237 297,325.117 68,364.454 53,263.562 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date November 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.954948 $0.972561 $0.990495 $1.008860 $1.027423 $1.046386 $1.065635 $1.062426 $1.032942 $1.006977	$0.937654 $0.954948 $0.972561 $0.990495 $1.008860 $1.027423 $1.046386 $1.065635 $1.062426 $1.032942	217,574.082 242,210.741 328,496.915 1,369,481.974 2,579,260.605 627,797.435 511,799.040 366,210.346 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288 $1.000000	$1.126462 $1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288	431,559.822 463,385.715 545,402.650 1,098,559.312 1,161,538.858 1,063,020.381 243,187.371 12,572.024
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288 $1.000000	$1.126462 $1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054 $1.031288	2,000,332.155 1,824,756.548 2,030,618.590 8,699.332 8,765.784 6,578.134 6,891.253 7,030.574
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999498	$9.502299	6,786.661
TA Asset Allocation - Conservative - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.377823 $1.376491 $1.285126 $1.221160 $1.215054 $1.138407 $0.928285 $1.202992 $1.154410 $1.077220	$1.323785 $1.377823 $1.376491 $1.285126 $1.221160 $1.215054 $1.138407 $0.928285 $1.202992 $1.154410	2,424,756.776 2,519,130.537 3,290,701.188 3,945,151.802 3,267,356.838 1,595,462.698 1,382,410.883 1,693,799.711 1,098,141.414 1,050,707.773
TA Asset Allocation - Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.216220 $1.209260 $0.974477 $0.883164 $0.953791 $0.847313 $0.666176 $1.000000	$1.168850 $1.216220 $1.209260 $0.974477 $0.883164 $0.953791 $0.847313 $0.666176	516,317.227 645,111.438 688,379.303 523,600.362 382,609.457 58,176.903 47,075.089 27,503.401
TA Asset Allocation - Moderate - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.477370 $1.466436 $1.319011 $1.231357 $1.250439 $1.156343 $0.933246 $1.287953 $1.217724 $1.115143	$1.414613 $1.477370 $1.466436 $1.319011 $1.231357 $1.250439 $1.156343 $0.933246 $1.287953 $1.217724	6,383,827.140 7,431,826.505 8,078,271.471 6,093,970.740 3,838,092.987 2,374,643.372 1,396,389.076 958,046.663 817,471.476 701,620.351
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.521542 $1.512668 $1.294200 $1.194376 $1.244756 $1.127877 $0.898363 $1.364177 $1.291911 $1.158857	$1.456268 $1.521542 $1.512668 $1.294200 $1.194376 $1.244756 $1.127877 $0.898363 $1.364177 $1.291911	9,950,967.578 10,384,277.252 11,188,808.990 10,754,302.223 9,694,784.974 10,306,247.595 9,368,052.034 7,864,970.455 4,657,778.127 1,877,328.306
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.359196 $1.236726 $0.969476 $0.885892 $0.880613 $0.814239 $0.729294 $1.000000	$1.283368 $1.359196 $1.236726 $0.969476 $0.885892 $0.880613 $0.814239 $0.729294	377,998.633 369,817.446 325,432.390 331,851.125 107,692.820 38,087.295 7,047.767 7,060.591
18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.473501 $1.476298 $1.315261 $1.219381 $1.292577 $1.200425 $1.000000	$1.428977 $1.473501 $1.476298 $1.315261 $1.219381 $1.292577 $1.200425	1,588,407.287 1,768,400.296 1,951,945.377 1,798,422.892 1,666,535.890 1,038,113.167 212,505.652
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.229709	$9.390223	2,209.143
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.219797	$9.194369	5,280.264
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.646557 $1.596096 $1.446990 $1.339734 $1.315228 $1.204175 $1.000000	$1.614628 $1.646557 $1.596096 $1.446990 $1.339734 $1.315228 $1.204175	2,846,272.313 3,276,472.696 3,339,950.239 2,663,609.293 1,193,381.736 779,745.441 128,537.172
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.196475 $1.075615 $1.056340 $0.860931 $0.932888 $0.824058 $0.631030 $1.000000	$1.164495 $1.196475 $1.075615 $1.056340 $0.860931 $0.932888 $0.824058 $0.631030	347,220.413 465,731.164 348,954.890 318,456.752 123,565.043 56,510.631 19,456.323 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.015093 $1.042092 $0.943729 $0.854595 $0.941300 $0.869641 $0.684863 $1.095389 $1.028417 $1.000000	$0.977859 $1.015093 $1.042092 $0.943729 $0.854595 $0.941300 $0.869641 $0.684863 $1.095389 $1.028417	2,888,071.891 3,497,229.530 3,750,760.282 2,932,087.486 2,301,383.626 2,153,213.758 1,803,833.525 946,934.262 337,924.638 48,324.972
TA Janus Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.193667 $1.127483 $0.964835 $0.873576 $0.997558 $0.985441 $0.986565	$1.173415 $1.193667 $1.127483 $0.964835 $0.873576 $0.997558 $0.985441	1,564,179.526 1,405,873.130 1,131,437.876 487,259.019 110,731.844 26,308.037 2,821.958
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.639143 $1.673845 $1.227999 $1.149924 $1.258194 $0.959324 $0.610219 $1.000000	$1.524659 $1.639143 $1.673845 $1.227999 $1.149924 $1.258194 $0.959324 $0.610219	120,237.324 138,834.276 142,855.029 154,022.290 269,318.805 31,788.357 0.000 0.000
TA Jennison Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.701897 $1.578829 $1.171186 $1.033678 $1.060942 $0.965008 $0.698605 $1.000000	$1.856656 $1.701897 $1.578829 $1.171186 $1.033678 $1.060942 $0.965008 $0.698605	109,156.723 110,708.577 101,367.981 82,462.692 90,009.826 19,927.648 0.000 0.000
19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.062178 $1.029309 $1.071166 $1.041565 $1.000000	$1.046379 $1.062178 $1.029309 $1.071166 $1.041565	638,906.142 662,195.828 674,503.392 732,806.585 259,630.420
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.610391 $1.439150 $1.109295 $0.973280 $0.986582 $0.874872 $0.689051 $1.000000	$1.575538 $1.610391 $1.439150 $1.109295 $0.973280 $0.986582 $0.874872 $0.689051	85,949.960 150,425.915 56,086.349 70,325.660 25,820.228 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.132600 $1.888952 $1.463400 $1.239745 $1.241163 $1.029234 $0.985149	$2.032328 $2.132600 $1.888952 $1.463400 $1.239745 $1.241163 $1.029234	181,334.259 246,799.167 250,992.517 166,893.132 94,266.940 50,699.936 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.130010 $1.082905 $1.047517 $0.992849 $1.000000	$1.105028 $1.130010 $1.082905 $1.047517 $0.992849	2,330,324.453 2,454,429.018 2,635,367.710 2,292,519.849 454,532.831
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.151347 $1.080957 $1.006593 $1.000000	$1.106955 $1.151347 $1.080957 $1.006593	807,563.852 837,370.995 894,706.760 282,353.514
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.207596 $1.136951 $1.001649 $1.000000	$1.150693 $1.207596 $1.136951 $1.001649	1,718,504.300 1,025,093.983 493,215.911 62,353.520
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.208075 $1.176881 $1.075684 $1.010803 $1.014580 $0.933525 $0.815922 $1.000000	$1.165141 $1.208075 $1.176881 $1.075684 $1.010803 $1.014580 $0.933525 $0.815922	5,378,227.230 5,845,161.011 5,687,163.561 3,940,247.238 2,489,027.467 260,714.124 27,599.503 26,990.850
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.239422 $1.199485 $1.136766 $1.086035 $1.072050 $0.997845 $0.999950	$1.208532 $1.239422 $1.199485 $1.136766 $1.086035 $1.072050 $0.997845	2,778,152.850 2,825,267.476 2,386,599.510 2,010,921.600 1,036,534.370 195,808.888 0.000
TA Managed Risk - Growth ETF - Service Class(8) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.223038 $1.198088 $1.027307 $0.938024 $0.966294 $0.870910 $0.720097 $1.000000	$1.158624 $1.223038 $1.198088 $1.027307 $0.938024 $0.966294 $0.870910 $0.720097	9,592,007.765 11,301,315.260 11,334,738.576 6,670,821.245 3,541,349.901 2,683,785.578 1,425,935.433 9,121.350
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.177085 $1.109592 $0.988770 $1.000000	$1.118246 $1.177085 $1.109592 $0.988770	214,550.550 185,628.385 206,687.516 30,713.029
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.134016 $1.221058 $1.056013 $0.882588 $1.001197 $0.924448 $0.712018 $1.000000	$1.110710 $1.134016 $1.221058 $1.056013 $0.882588 $1.001197 $0.924448 $0.712018	309,953.464 297,896.144 237,038.209 171,785.885 173,254.964 39,641.006 7,525.135 4,519.018
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.692676 $1.629668 $1.122354 $0.992348 $1.075052 $0.861561 $0.687880 $1.000000	$1.852232 $1.692676 $1.629668 $1.122354 $0.992348 $1.075052 $0.861561 $0.687880	84,385.799 98,254.392 100,739.045 101,849.279 210,862.977 5,908.241 5,967.062 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.555950 $1.434171 $1.240446 $1.124156 $1.103510 $0.907237 $0.733703 $1.000000	$1.526726 $1.555950 $1.434171 $1.240446 $1.124156 $1.103510 $0.907237 $0.733703	218,022.465 171,862.608 172,813.338 146,138.281 295,884.716 123,463.243 55,764.410 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.057137 $0.998496 $0.909250 $0.917152 $0.967038 $1.020258 $0.998153	$1.011508 $1.057137 $0.998496 $0.909250 $0.917152 $0.967038 $1.020258	386,304.676 366,716.945 376,665.563 63,567.918 2,289.325 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.008308 $0.944566 $0.889496 $0.892439 $0.982197 $1.022007 $0.997259	$0.969436 $1.008308 $0.944566 $0.889496 $0.892439 $0.982197 $1.022007	158,798.662 207,872.848 213,622.058 130,816.067 45,110.219 35,342.431 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.022888 $0.979196 $0.853828 $0.863748 $0.995312 $1.020927 $0.996391	$0.969595 $1.022888 $0.979196 $0.853828 $0.863748 $0.995312 $1.020927	831,119.059 583,696.332 631,097.380 137,097.770 514.336 19,055.129 0.000
TA PIMCO Total Return - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.175278 $1.147243 $1.201695 $1.140522 $1.096349 $1.044209 $0.918798 $1.000000	$1.159903 $1.175278 $1.147243 $1.201695 $1.140522 $1.096349 $1.044209 $0.918798	3,046,274.248 3,766,799.668 6,875,669.493 7,416,684.205 2,381,964.241 926,789.795 489,705.155 37,139.444
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.000877 $0.986086 $1.110355 $1.063998 $1.000000	$0.954522 $1.000877 $0.986086 $1.110355 $1.063998	1,350,165.297 1,565,000.716 2,328,032.234 3,071,625.939 774,691.937
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.086500 $0.118390 $0.219668 $0.317082 $0.403424 $0.561040 $1.000000	$0.078727 $0.086500 $0.118390 $0.219668 $0.317082 $0.403424 $0.561040	1,805,952.284 672,649.039 284,656.883 1,918,284.676 2,782,883.119 10,226.372 23,931.770
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.096421 $1.077834 $1.025287 $0.978034 $1.000000	$1.051087 $1.096421 $1.077834 $1.025287 $0.978034	594,049.596 640,573.899 684,135.232 964,932.436 461,311.520
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.130789 $1.111517 $1.018838 $0.958272 $1.000000	$1.062749 $1.130789 $1.111517 $1.018838 $0.958272	1,461,524.780 1,730,448.752 1,839,066.436 957,187.461 11,379.330
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class 11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.159012 $1.143576 $0.999714 $0.917767 $1.000000	$1.063591 $1.159012 $1.143576 $0.999714 $0.917767	1,704,851.682 1,910,643.041 2,150,022.370 683,541.591 223,861.943
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.766258 $1.714352 $1.283510 $1.126643 $1.181205 $0.925057 $0.659317 $1.000000	$1.686755 $1.766258 $1.714352 $1.283510 $1.126643 $1.181205 $0.925057 $0.659317	117,565.736 124,230.774 94,907.800 75,410.736 168,187.239 34,506.153 7,726.005 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$2.120865 $2.033145 $1.441034 $1.271821 $1.275993 $0.969402 $0.713745 $1.000000	$2.127214 $2.120865 $2.033145 $1.441034 $1.271821 $1.275993 $0.969402 $0.713745	311,506.924 340,718.989 400,133.714 260,571.097 285,594.114 63,069.699 1,188.461 0.000
TA Torray Concentrated Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.637499 $1.519668 $1.165416 $1.016129 $1.061798 $0.909732 $0.638635 $1.000000	$1.578234 $1.637499 $1.519668 $1.165416 $1.016129 $1.061798 $0.909732 $0.638635	47,264.253 58,443.473 71,734.554 56,058.200 70,248.584 9,322.253 4,663.056 4,671.535
TA TS&W International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$0.963697 $1.037346 $0.851549 $0.744933 $0.888053 $0.835905 $0.677428 $1.000000	$0.956030 $0.963697 $1.037346 $0.851549 $0.744933 $0.888053 $0.835905 $0.677428	135,455.692 149,405.678 152,440.419 164,115.947 213,501.298 19,503.737 13,860.251 0.000
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.308866 $1.202780 $0.927119 $0.836741 $0.887043 $0.769016 $0.607655 $1.000000	$1.370037 $1.308866 $1.202780 $0.927119 $0.836741 $0.887043 $0.769016 $0.607655	48,946.020 39,675.131 47,264.260 44,953.110 51,312.770 0.000 0.000 0.000

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.704674 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531 $1.012783 $1.000000	$1.695364 $1.704674 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531 $1.012783	364,062.179 390,284.352 380,492.650 191,434.063 119,812.289 40,698.619 815.029 0.000
AB Growth and Income Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.463339 $1.361034 $1.027905 $0.891262 $0.854090 $0.769663 $0.650077 $1.000000	$1.460117 $1.463339 $1.361034 $1.027905 $0.891262 $0.854090 $0.769663 $0.650077	148,618.010 147,865.331 169,643.082 108,561.606 90,393.336 70,755.547 16,502.570 16,502.570
AB Large Cap Growth Portfolio – Class B Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.627711 $1.453418 $1.078387 $0.939376 $0.992081 $0.918167 $0.680726 $1.000000	$1.775109 $1.627711 $1.453418 $1.078387 $0.939376 $0.992081 $0.918167 $0.680726	10,664.503 10,848.616 10,945.542 11,048.602 11,165.325 6,585.185 6,294.962 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.579780 $1.528136 $1.259542 $1.105275 $1.112364 $1.007990 $0.989778	$1.571239 $1.579780 $1.528136 $1.259542 $1.105275 $1.112364 $1.007990	4,805,214.170 4,931,764.807 4,465,131.395 2,886,105.800 2,585,482.111 1,661,951.865 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.105983 $1.071010 $1.115985 $1.079841 $1.037506 $0.993701 $1.000899	$1.087803 $1.105983 $1.071010 $1.115985 $1.079841 $1.037506 $0.993701	997,053.334 1,130,171.043 914,334.982 965,035.596 580,043.023 88,551.024 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.721495 $1.617436 $1.267444 $1.096170 $1.167433 $1.002849 $0.986481	$1.804370 $1.721495 $1.617436 $1.267444 $1.096170 $1.167433 $1.002849	1,174,242.061 1,283,469.921 960,366.934 313,732.171 177,440.979 105,192.432 0.000
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.737497 $1.601106 $1.222710 $1.061152 $1.101971 $1.008240 $0.986802	$1.729054 $1.737497 $1.601105 $1.222710 $1.061152 $1.101971 $1.008240	3,398,197.956 3,478,537.865 2,330,123.538 226,194.163 131,926.383 70,777.809 0.000
American Funds - International FundSM - Class 2(3) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.146447 $1.200663 $1.006350 $0.870231 $1.031180 $0.980359 $0.982911	$1.073615 $1.146447 $1.200663 $1.006350 $0.870231 $1.031180 $0.980359	740,731.479 699,511.522 652,122.783 181,965.996 83,358.429 48,295.876 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.422741 $1.314527 $1.120209 $0.991794 $1.048229 $0.904846 $0.664950 $1.000000	$1.404697 $1.422741 $1.314527 $1.120209 $0.991794 $1.048229 $0.904846 $0.664950	1,918,102.177 1,502,494.418 1,229,336.353 1,185,591.582 824,748.081 647,350.617 308,414.064 44,793.734
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.520889 $1.384615 $1.074780 $0.940758 $0.983643 $0.855116 $0.641644 $1.000000	$1.502418 $1.520889 $1.384615 $1.074780 $0.940758 $0.983643 $0.855116 $0.641644	1,151,809.336 1,207,586.424 792,726.058 637,541.395 429,468.101 262,299.328 22,726.419 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.407781 $1.319157 $1.049003 $0.911015 $0.919991 $0.813769 $0.636875 $1.000000	$1.326229 $1.407781 $1.319157 $1.049003 $0.911015 $0.919991 $0.813769 $0.636875	47,046.938 48,883.883 50,615.676 52,427.263 54,323.120 13,534.802 8,813.228 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.474322 $1.349970 $1.008997 $0.896592 $0.911651 $0.748153 $0.594306 $1.000000	$1.550527 $1.474322 $1.349970 $1.008997 $0.896592 $0.911651 $0.748153 $0.594306	50,484.658 51,069.972 63,041.805 63,810.101 66,520.725 30,420.042 6,721.402 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.609870 $1.543346 $1.154644 $1.024578 $1.168241 $0.923603 $0.671795 $1.000000	$1.557943 $1.609870 $1.543346 $1.154644 $1.024578 $1.168241 $0.923603 $0.671795	833,733.851 892,821.575 397,974.069 269,325.531 137,716.924 68,449.204 13,195.972 0.000
24

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.613653 $1.539983 $1.202443 $0.962019 $1.075026 $0.864938 $0.559463 $1.000000	$1.536811 $1.613653 $1.539983 $1.202443 $0.962019 $1.075026 $0.864938 $0.559463	438,880.237 509,505.676 77,662.800 71,628.727 54,241.614 38,683.169 23,592.376 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount inception date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010 $0.990107 $1.000000	$1.690636 $1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010 $0.990107	238,489.495 282,700.750 469,789.953 507,257.036 462,948.408 404,344.124 191,920.537 0.000
Franklin Income VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.389421 $1.350032 $1.204392 $1.086854 $1.079026 $0.973455 $0.729760 $1.000000	$1.270432 $1.389421 $1.350032 $1.204392 $1.086854 $1.079026 $0.973455 $0.729760	369,806.739 408,125.868 440,895.782 501,808.419 336,401.281 138,066.718 64,135.157 31,222.447
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.346844 $1.278040 $1.012874 $0.901291 $0.925781 $0.846299 $0.682487 $1.000000	$1.259567 $1.346844 $1.278040 $1.012874 $0.901291 $0.925781 $0.846299 $0.682487	107,074.683 108,034.154 108,833.734 109,667.777 120,973.361 76,612.512 59,307.528 32,015.601
GE Investments Total Return Fund - Class 3(2) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.312152 $1.271904 $1.129979 $1.025368 $1.077697 $1.003631 $0.988810	$1.271012 $1.312152 $1.271904 $1.129979 $1.025368 $1.077697 $1.003631	111,457.820 128,554.931 125,949.167 109,066.055 104,599.951 2,889.029 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2015 2014 2013 2012	$1.408466 $1.323585 $0.962417 $1.000000	$1.451420 $1.408466 $1.323585 $0.962417	0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.223924 $1.169443 $0.891965 $0.770683 $0.810903 $0.770752 $0.530309 $1.000000	$1.075755 $1.223924 $1.169443 $0.891965 $0.770683 $0.810903 $0.770752 $0.530309	66,602.629 67,540.547 76,851.690 77,734.693 82,188.988 49,338.309 9,882.396 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.782020 $1.613859 $1.242420 $1.079631 $1.115844 $0.903633 $0.635920 $1.000000	$1.819134 $1.782020 $1.613859 $1.242420 $1.079631 $1.115844 $0.903633 $0.635920	8,308.879 13,497.494 13,872.254 14,258.670 14,626.523 0.000 9,553.426 0.000
25

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.252471 $1.187831 $0.942735 $0.799571 $0.944924 $0.831468 $0.615104 $1.000000	$1.200933 $1.252471 $1.187831 $0.942735 $0.799571 $0.944924 $0.831468 $0.615104	62,108.198 62,859.681 72,953.309 73,745.174 78,938.896 39,779.659 33,649.569 7,957.073
MFS ® New Discovery Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.943930 $2.136111 $1.537575 $1.292886 $1.468263 $1.097886 $0.684986 $1.000000	$1.871339 $1.943930 $2.136111 $1.537575 $1.292886 $1.468263 $1.097886 $0.684986	116,986.770 133,807.031 155,710.090 174,654.594 160,314.777 30,622.076 6,665.984 0.000
MFS ® Total Return Series – Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.369457 $1.286122 $1.101021 $1.008958 $1.009566 $0.936049 $0.808242 $1.000000	$1.339428 $1.369457 $1.286122 $1.101021 $1.008958 $1.009566 $0.936049 $0.808242	165,269.661 168,012.507 170,431.941 184,007.265 186,684.364 130,179.397 31,453.267 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.025811 $1.173357 $0.969917 $0.833957 $0.948576 $0.889448 $0.659735 $1.000000	$0.943637 $1.025811 $1.173357 $0.969917 $0.833957 $0.948576 $0.889448 $0.659735	250,351.820 341,329.757 376,193.414 387,872.706 351,348.569 126,274.999 16,106.717 0.000
TA AB Dynamic Allocation - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.077469 $1.039560 $0.988625 $0.949971 $0.949802 $0.884529 $0.685489 $1.000000	$1.055536 $1.077469 $1.039560 $0.988625 $0.949971 $0.949802 $0.884529 $0.685489	1,738,216.499 2,477,061.266 2,491,514.750 2,402,492.088 1,856,101.388 107,523.393 6,945.450 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.519095 $1.490430 $1.424871 $1.236976 $1.202779 $1.089989 $0.754457 $1.000000	$1.430181 $1.519095 $1.490430 $1.424871 $1.236976 $1.202779 $1.089989 $0.754457	393,639.892 509,513.294 545,677.474 247,996.741 192,226.885 110,920.945 15,185.279 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount inception date November 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.974189 $0.990234 $1.006533 $1.023172 $1.039935 $1.057067 $1.074385 $1.069043 $1.037336 $1.009283	$0.958450 $0.974189 $0.990234 $1.006533 $1.023172 $1.039935 $1.057067 $1.074385 $1.069043 $1.037336	464,989.314 1,799,433.800 5,036,738.491 1,788,145.694 2,276,242.733 472,955.115 328,534.370 413,939.616 50,497.423 0.000
26

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204 $1.000000	$1.144185 $1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204	1,502,471.691 1,242,226.068 1,661,001.415 2,993,794.144 1,826,953.634 876,816.400 455,986.852 26,115.517
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204 $1.000000	$1.144185 $1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101 $1.033204	89,634.118 88,128.515 97,757.954 50,476.007 50,124.997 0.000 0.000 1,687.091
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$9.999552	$9.514847	17,208.120
TA Asset Allocation - Conservative - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.405649 $1.401528 $1.305926 $1.238471 $1.229865 $1.150032 $0.935922 $1.210491 $1.159307 $1.079672	$1.353168 $1.405649 $1.401528 $1.305926 $1.238471 $1.229865 $1.150032 $0.935922 $1.210491 $1.159307	4,158,563.456 4,737,566.507 5,364,044.563 5,195,112.319 4,205,324.943 2,743,809.791 2,062,261.844 1,506,205.215 1,270,650.482 1,041,227.375
TA Asset Allocation - Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.232966 $1.223492 $0.984003 $0.890037 $0.959330 $0.850553 $0.667413 $1.000000	$1.187272 $1.232966 $1.223492 $0.984003 $0.890037 $0.959330 $0.850553 $0.667413	717,785.844 772,497.497 1,111,900.179 869,773.148 644,811.649 692,690.711 489,132.979 128,677.712
TA Asset Allocation - Moderate - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.507200 $1.493110 $1.340378 $1.248828 $1.265686 $1.168150 $0.940920 $1.295976 $1.222894 $1.117689	$1.446014 $1.507200 $1.493110 $1.340378 $1.248828 $1.265686 $1.168150 $0.940920 $1.295976 $1.222894	17,821,345.412 19,796,225.924 21,472,392.712 18,698,015.037 11,496,633.299 5,511,302.638 4,597,543.451 2,624,887.972 1,376,850.427 742,568.629
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date February 9, 2005	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.552291 $1.540207 $1.315174 $1.211331 $1.259950 $1.139392 $0.905761 $1.372685 $1.297401 $1.161501	$1.488619 $1.552291 $1.540207 $1.315174 $1.211331 $1.259950 $1.139392 $0.905761 $1.372685 $1.297401	12,427,640.059 14,199,439.778 14,743,537.150 14,967,773.468 14,011,813.362 15,887,824.086 15,177,051.026 13,017,757.814 8,182,629.162 5,385,150.762
27

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.377898 $1.251275 $0.978951 $0.892795 $0.885726 $0.817361 $0.730649 $1.000000	$1.303586 $1.377898 $1.251275 $0.978951 $0.892795 $0.885726 $0.817361 $0.730649	285,867.475 284,152.475 253,439.327 266,686.318 189,072.146 131,156.142 48,125.767 23,090.800
TA BlackRock Global Allocation - Service Class Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.490001 $1.489899 $1.324782 $1.225779 $1.296818 $1.201990 $1.000000	$1.447826 $1.490001 $1.489899 $1.324782 $1.225779 $1.296818 $1.201990	3,399,475.775 3,743,601.160 4,156,514.996 3,576,118.361 3,179,129.336 2,112,035.118 472,341.526
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2015	$10.239350	$9.411446	4,346.276
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount inception date May 1, 2015	2015	$10.229425	$9.215142	612.809
TA BlackRock Tactical Allocation - Service Class Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.665005 $1.610813 $1.457464 $1.346777 $1.319555 $1.205764 $1.000000	$1.635938 $1.665005 $1.610813 $1.457464 $1.346777 $1.319555 $1.205764	5,012,678.892 5,291,796.450 4,928,358.991 3,972,503.595 1,824,012.684 1,044,592.541 227,784.412
TA Clarion Global Real Estate Securities - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.212913 $1.088257 $1.066665 $0.867629 $0.938309 $0.827221 $0.632208 $1.000000	$1.182818 $1.212913 $1.088257 $1.066665 $0.867629 $0.938309 $0.827221 $0.632208	412,458.682 453,345.684 480,198.579 243,002.272 203,768.873 115,453.864 26,661.298 0.000
TA International Moderate Growth - Service Class Subaccount inception date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.032510 $1.057889 $0.956156 $0.864146 $0.949963 $0.875915 $0.688460 $1.098976 $1.029756 $1.000000	$0.996591 $1.032510 $1.057889 $0.956156 $0.864146 $0.949963 $0.875915 $0.688460 $1.098976 $1.029756	3,248,078.424 3,352,102.897 3,736,624.933 4,195,890.974 4,089,863.116 4,725,821.270 4,674,914.335 4,016,643.203 2,428,709.365 359,042.616
TA Janus Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.205750 $1.136652 $0.970775 $0.877223 $0.999750 $0.985671 $0.986571	$1.187626 $1.205750 $1.136652 $0.970775 $0.877223 $0.999750 $0.985671	1,262,951.163 1,211,417.274 1,230,636.191 583,107.599 317,684.841 95,823.995 0.000
TA Janus Mid-Cap Growth - Service Class(5) Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.661693 $1.693534 $1.240007 $1.158876 $1.265509 $0.962999 $0.611350 $1.000000	$1.548682 $1.661693 $1.693534 $1.240007 $1.158876 $1.265509 $0.962999 $0.611350	153,750.796 176,680.318 189,751.481 212,570.670 206,449.049 12,313.379 7,298.434 7,298.434
28

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.725312 $1.597412 $1.182645 $1.041725 $1.067109 $0.968717 $0.699909 $1.000000	$1.885896 $1.725312 $1.597412 $1.182645 $1.041725 $1.067109 $0.968717 $0.699909	250,751.336 250,590.459 252,731.681 123,634.202 78,467.704 62,231.938 1,848.927 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.069846 $1.034718 $1.074687 $1.042923 $1.000000	$1.055999 $1.069846 $1.034718 $1.074687 $1.042923	1,050,921.375 1,187,330.214 837,311.568 684,781.581 77,773.623
TA JPMorgan Enhanced Index - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.632508 $1.456048 $1.120122 $0.980840 $0.992292 $0.878213 $0.690332 $1.000000	$1.600313 $1.632508 $1.456048 $1.120122 $0.980840 $0.992292 $0.878213 $0.690332	66,353.974 57,904.684 57,904.684 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.154162 $1.904313 $1.472415 $1.244913 $1.243896 $1.029468 $0.985154	$2.056922 $2.154162 $1.904313 $1.472415 $1.244913 $1.243896 $1.029468	785,193.902 608,492.537 609,055.459 175,663.300 69,699.935 23,970.983 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.138191 $1.088602 $1.050962 $0.994146 $1.000000	$1.115218 $1.138191 $1.088602 $1.050962 $0.994146	2,845,741.204 2,881,408.315 2,792,064.911 2,000,306.370 258,966.240
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.157393 $1.084499 $1.007913 $1.000000	$1.114959 $1.157393 $1.084499 $1.007913	3,089,986.731 2,638,289.243 2,487,701.541 652,021.562
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.213957 $1.140694 $1.002962 $1.000000	$1.159018 $1.213957 $1.140694 $1.002962	1,203,867.827 1,096,739.213 736,901.249 225,517.226
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613 $0.817007 $1.000000	$1.182854 $1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613 $0.817007	12,943,911.184 12,822,127.175 14,105,700.976 9,693,753.008 5,272,048.793 2,009,845.356 803,646.654 4,686.691
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075 $0.999955	$1.223188 $1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075	2,666,120.389 2,750,793.441 3,144,420.729 2,460,875.699 1,600,082.834 521,845.344 0.000
29

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(8) Subaccount inception date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.239185 $1.211522 $1.036789 $0.944813 $0.971384 $0.873783 $0.721052 $1.000000	$1.176223 $1.239185 $1.211522 $1.036789 $0.944813 $0.971384 $0.873783 $0.721052	16,818,334.475 18,647,053.447 18,917,963.408 12,526,261.861 9,924,194.121 6,632,421.639 2,707,913.163 196,545.583
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.182385 $1.112403 $0.989330 $1.000000	$1.125495 $1.182385 $1.112403 $0.989330	746,878.357 745,499.657 813,007.307 18,783.735
TA MFS International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.149620 $1.235436 $1.066349 $0.889470 $1.007030 $0.927994 $0.713341 $1.000000	$1.128213 $1.149620 $1.235436 $1.066349 $0.889470 $1.007030 $0.927994 $0.713341	242,333.566 194,473.826 191,496.996 191,189.752 134,097.775 31,975.977 19,826.678 7,388.124
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.715926 $1.648824 $1.133321 $1.000068 $1.081284 $0.864855 $0.689156 $1.000000	$1.881358 $1.715926 $1.648824 $1.133321 $1.000068 $1.081284 $0.864855 $0.689156	57,903.053 78,384.164 92,732.781 99,448.821 141,866.136 61,087.652 6,636.059 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.57735 $1.451026 $1.252578 $1.132912 $1.109926 $0.910713 $0.735067 $1.000000	$1.550741 $1.577325 $1.451026 $1.252578 $1.132912 $1.109926 $0.910713 $0.735067	784,085.384 847,309.402 855,098.470 455,027.298 353,654.298 231,023.800 164,827.081 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.067847 $1.006637 $0.914867 $0.920990 $0.969182 $1.020496 $0.998158	$1.023770 $1.067847 $1.006637 $0.914867 $0.920990 $0.969182 $1.020496	2,849,720.242 2,912,949.095 2,978,451.267 1,071,626.575 550,076.203 550,708.647 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.018540 $0.952272 $0.895001 $0.896169 $0.984370 $1.022242 $0.997265	$0.981190 $1.018540 $0.952272 $0.895001 $0.896169 $0.984370 $1.022242	1,115,161.950 1,019,529.364 458,203.537 241,259.515 186,990.712 106,856.149 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.033259 $0.987191 $0.859112 $0.867357 $0.997506 $1.021163 $0.996396	$0.981356 $1.033259 $0.987191 $0.859112 $0.867357 $0.997506 $1.021163	818,974.475 706,182.091 897,584.468 349,702.443 0.000 0.000 0.000
30

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.91428 $1.160718 $1.213419 $1.149373 $1.102698 $1.048199 $0.920505 $1.000000	$1.178158 $1.191428 $1.160718 $1.213419 $1.149373 $1.102698 $1.048199 $0.920505	5,529,839.582 5,966,226.793 7,107,067.394 7,020,161.981 3,103,543.610 1,670,803.876 579,205.632 17,438.513
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.008117 $0.991263 $1.113998 $1.065381 $1.000000	$0.963316 $1.008117 $0.991263 $1.113998 $1.065381	2,309,238.810 2,635,769.935 2,818,091.119 3,324,328.868 1,234,329.098
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.087474 $0.119484 $0.221268 $0.318752 $0.404748 $0.561781 $1.000000	$0.079767 $0.087474 $0.119484 $0.221268 $0.318752 $0.404748 $0.561781	3,138,608.551 1,206,335.970 1,216,263.357 3,485,732.946 3,338,126.967 192,158.769 14,653.586
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.104343 $1.083499 $1.028652 $0.979309 $1.000000	$1.060764 $1.104343 $1.083499 $1.028652 $0.979309	1,875,622.919 1,992,124.842 2,055,162.233 1,709,920.929 754,865.619
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.139005 $1.117388 $1.022199 $0.959537 $1.000000	$1.072581 $1.139005 $1.117388 $1.022199 $0.959537	5,573,203.574 6,156,335.732 6,402,350.543 1,170,844.161 1,304.056
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.167401 $1.149589 $1.002996 $0.918962 $1.000000	$1.073401 $1.167401 $1.149589 $1.002996 $0.918962	2,412,304.781 2,810,863.626 2,776,004.730 997,918.741 557,092.481
TA Systematic Small Mid Cap Value - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.790493 $1.734470 $1.296030 $1.135393 $1.188049 $0.928586 $0.660541 $1.000000	$1.713278 $1.790493 $1.734470 $1.296030 $1.135393 $1.188049 $0.928586 $0.660541	219,117.659 291,046.044 295,555.954 253,126.078 211,147.785 113,943.098 29,500.818 6,839.756
TA T. Rowe Price Small Cap - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$2.149973 $2.057005 $1.455085 $1.281686 $1.283366 $0.973095 $0.715068 $1.000000	$2.160646 $2.149973 $2.057005 $1.455085 $1.281686 $1.283366 $0.973095 $0.715068	618,065.033 718,410.574 601,518.643 373,285.060 179,688.111 37,288.225 7,174.733 7,174.733
TA Torray Concentrated Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.660036 $1.537566 $1.176830 $1.024047 $1.067975 $0.913226 $0.639823 $1.000000	$1.603094 $1.660036 $1.537566 $1.176830 $1.024047 $1.067975 $0.913226 $0.639823	94,234.698 125,755.073 134,167.050 131,422.284 119,548.903 5,174.948 7,486.531 0.000
31

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$0.976952 $1.049537 $0.859867 $0.750727 $0.893198 $0.839096 $0.678678 $1.000000	$0.971078 $0.976952 $1.049537 $0.859867 $0.750727 $0.893198 $0.839096 $0.678678	29,284.637 29,652.419 33,092.489 31,661.983 33,276.949 22,173.141 9,855.814 0.000
TA WMC US Growth - Service Class Subaccount inception date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.326909 $1.216972 $0.936214 $0.843274 $0.892217 $0.771968 $0.608782 $1.000000	$1.391656 $1.326909 $1.216972 $0.936214 $0.843274 $0.892217 $0.771968 $0.608782	281,333.168 265,457.698 246,543.473 67,323.966 54,318.052 0.000 0.000 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(5)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(6)	Formerly known as TA Vanguard ETF - Balanced.
(7)	Formerly known as TA Vanguard ETF - Conservative.
(8)	Formerly known as TA Vanguard ETF – Growth.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(11)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.
32

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
new York Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
October 1, 2015 to June 30, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 0.00% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to June 30, 2016	5.50%
33